                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                 Investment Company Act File Number: 811- 04015
                                                     ----------

                         Eaton Vance Mutual Funds Trust
                         ------------------------------
               (Exact Name of Registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (Registrant's Telephone Number)

                                December 31, 2003
                                -----------------
                             Date of Fiscal Year End

                                December 31, 2003
                                -----------------
                            Date of Reporting Period

ITEM 1. REPORTS TO STOCKHOLDERS

[GRAPHIC]


[EATON VANCE(R) MANAGED INVESTMENTS LOGO]

ANNUAL REPORT DECEMBER 31, 2003

EATON VANCE TAX-MANAGED GROWTH FUND 1.1

                                EATON VANCE FUNDS
                             EATON VANCE MANAGEMENT
                         BOSTON MANAGEMENT AND RESEARCH
                         EATON VANCE DISTRIBUTORS, INC.

                                 PRIVACY NOTICE

The Eaton Vance organization is committed to ensuring your financial privacy. This notice is being sent to comply with privacy regulations of the Securities and Exchange Commission. Each of the above financial institutions has in effect the following policy with respect to nonpublic personal information about its customers:

- Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected.

- None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account).

- Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

  For more information about Eaton Vance's privacy policies, call:
  1-800-262-1122.


                                IMPORTANT NOTICE
                              REGARDING DELIVERY OF
                              SHAREHOLDER DOCUMENTS

The Securities and Exchange Commission permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

EATON VANCE, OR YOUR FINANCIAL ADVISER, MAY HOUSEHOLD THE MAILING OF YOUR DOCUMENTS INDEFINITELY UNLESS YOU INSTRUCT EATON VANCE, OR YOUR FINANCIAL ADVISER, OTHERWISE.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures without charge, upon request, by calling 1-800-262-1122. This description is also available on the Securities and Exchange Commission's website at http://www.sec.gov.

EATON VANCE TAX-MANAGED GROWTH FUND 1.1 AS OF DECEMBER 31, 2003
LETTER TO SHAREHOLDERS

[PHOTO OF THOMAS E. FAUST JR.]

Thomas E. Faust Jr.
President

During the year ended December 31, 2003, Eaton Vance Tax-Managed Growth Fund 1.1 had a total return of 23.39% for Class A shares.(1) This return resulted from an increase in net asset value (NAV) to $20.80 per share on December 31, 2003, from $16.92 per share on December 31, 2002, and the reinvestment of $0.076 per share in income dividends. For Class B, the total return was 22.50% for the same period, based on an increase in NAV per share to $19.76 from $16.13.(1) For Class C, the total return was 22.47% for the same period, based on an increase in NAV per share to $18.97 from $15.49.(1) For Class I, the total return was 23.76%, based on an increase in NAV per share to $9.89 from $8.03, and the reinvestment of $0.047 per share in income dividends.(1) For Class S, the total return was 23.58%, based on an increase in NAV per share to $20.88 from $16.97 and the reinvestment of $0.091 per share in income dividends.(1) (See page 6 for more performance information, including the Fund's after-tax performance.)

For comparison, the average total return (before taxes) for mutual funds in the Lipper Multi-Cap Core Classification was 29.94% during the period, and the S&P 500 Index - an unmanaged index of 500 common stocks commonly used as a measure of U.S. stock market performance - had a total return of 28.67%.(2)

A WELCOME RECOVERY IN THE U.S. EQUITY MARKET IN 2003...

During the year ended December 31, 2003, stocks posted their first positive finish since 1999, with the Dow Jones Industrial Average finishing 2003 with a gain of just over 25%.(2) After a shaky start to the year, fueled by concerns about the war in Iraq and mixed economic data, the market found its way back to positive territory amid a historically low interest rate environment and increasingly encouraging economic news. While stocks still have a long way to go towards recovering the significant losses of the three-year bear market, investor sentiment was marked by relief and renewed enthusiasm. Since October 2002, when the market bottomed, through year-end 2003, the Dow rose more than 45% and the Nasdaq Composite Index, which is composed primarily of more volatile growth stocks, was up 80%.

A LONG-TERM INVESTMENT STRATEGY - AN INVESTOR'S BEST WEAPON AGAINST MARKET VOLATILITY ...

If the market's behavior over the past few years has illustrated one thing, it is the importance of a long-term investment strategy. We feel optimistic that the recovery we've seen in the U.S. equity markets to date can be sustained, and that investors can best take advantage of the opportunities this presents by sticking to a long-term horizon. Our analyst team stands poised to seek out further opportunities in the year ahead. As investors, we at Eaton Vance believe that the cornerstones of a good long-term investment program are broad diversification and research-driven stock selection.

For more information about the performance of the Fund in 2003, please read the interview with Portfolio Manager Duncan W. Richardson that appears on the following pages.

                                                Sincerely,

                                                /s/ Thomas E. Faust Jr.

                                                Thomas E. Faust Jr.
                                                President
                                                January 30, 2004

TEN LARGEST HOLDINGS(3) By total net assets

American International Group, Inc.    2.0%
PepsiCo., Inc.                        1.7
Intel Corp.                           1.7
Morgan Stanley Dean Witter &Co.       1.6
Pfizer, Inc.                          1.6
United Parcel Service, Inc. Class B   1.5
Microsoft Corp.                       1.5
General Electric Co.                  1.5
BP plc ADR                            1.4
Amgen, Inc.                           1.4

(1) These returns do not include the 5.75% maximum sales charge for the Fund's Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. Class I and Class S generally have no sales charge. Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(2) It is not possible to invest directly in a Lipper Classification or an Index.

(3) Ten largest holdings accounted for 15.9% of the Portfolio's net assets. Holdings are subject to change.

    Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund's current performance may be different.

  MUTUAL FUND SHARES ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE SUBJECT
       TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED.

EATON VANCE TAX-MANAGED GROWTH FUND 1.1 AS OF DECEMBER 31, 2003
MANAGEMENT DISCUSSION

AN INTERVIEW WITH DUNCAN W. RICHARDSON, PORTFOLIO MANAGER OF TAX-MANAGED GROWTH PORTFOLIO. MR. RICHARDSON IS SENIOR VICE PRESIDENT AND CHIEF EQUITY INVESTMENT OFFICER OF EATON VANCE.

[PHOTO OF DUNCAN W. RICHARDSON]

Duncan W. Richardson
Portfolio Manager

Q: Duncan let's start with an overview of the year.

A: MR. RICHARDSON: The U.S. equity markets experienced a successful 2003, with most major indices posting their first double-digit gains in more than four years. Strength in the broader market was a function of a favorable economic environment: historically low interest and inflation rate levels, coupled with robust earnings growth, tax rebates, and continued consumer strength. While the Fund's absolute performance for the year of 23.39% (for Class A shares at NAV) was strong, the Fund trailed the S&P 500 Index, which had a total return of 28.67%.*

Q: What drove the Portfolio's performanCe relative to the benchmark?

A: In 2003, the Portfolio's sector allocation remained relatively unaltered from 2002 in that the Portfolio continued to focus on investments in the industrial, consumer discretionary, and financials sectors. Although these sectors performed well during 2003, the sub-par performance of stocks across the constituent industries, and multi-line retail and aerospace defense names in particular, hindered performance. The Portfolio's continued underweighting of the best performing sector of the year, information technology, was another factor contributing to the Portfolio's relative underperformance versus the S&P 500 Index.*

   As in 2002, lack of earnings visibility and unattractive valuations compelled the Portfolio's management to remain cautious on the sector. Similar rationale prompted a de-emphasis of the telecommunications sector, which had a positive impact on the Portfolio's returns.

Q: What were the positive factors that contributed to absolute performance?

A: During the year, management emphasized more economically sensitive industries, such as consumer discretionary and energy, from 2002 levels. This shift, especially with respect to investments in pro-cyclical industries, such as consumer electronics, energy services, and oil and gas, was particularly beneficial. Financial and health care investment also contributed to relative performance in 2003, with strong performance by consumer finance, pharmaceuticals, and biotechnology investments. While the Portfolio remained underweighted in the materials and the utilities sectors during 2003, stock selections in the electric and gas utilities groups positively impacted returns for the year.

Q: Did you make any major shifts in terms of the makeup of the Portfolio over the course of the year?

A: We are continually making modifications to the Portfolio, preferring an incremental approach over radical repositioning. We attempt to steer new money into companies that we believe will be well positioned over the next five years and are available at reasonable valuations. This research process has resulted in a broadly diversified, higher-quality and low-volatility Portfolio. In 2003, the market favored lower-quality and higher-volatility securities, something that is not unusual when coming out of an economic

* It is not possible to invest directly in an Index or a Lipper Classification slowdown or bear market. Because of the Portfolio's policy of investing in higher-quality securities and its valuation discipline, its performance lagged its benchmark and its more aggressive peers.

   Eaton Vance believes the economic recovery will continue at a sustainable pace, and the market will better reward quality companies that can consistently deliver earnings. The longer-term success of the Portfolio will be determined by the ability of our research staff to deliver superior stock selection versus the benchmark. Quality investments are gradually gaining strength in the market, and the Portfolio will continue to seek out investments in companies with strong business franchises and solid long-term earnings prospects that trade at attractive valuations.

Q: Any closing thoughts?

A: The equity market in 2003 recovered a lot of lost ground. From here, more modest annual returns should be expected. We believe the equity market will advance with earnings because substantially lower interest rates that would support higher valuation multiples are unlikely. We also believe that the Portfolio, with its investment approach of broad diversification, active risk management and tax management, is particularly well suited for the continued volatility we anticipate in the equity markets.

   Volatility is here to stay. We believe our patient and valuation-sensitive approach is the best way to counter the increasingly short-term focus of the market. In closing, I'd like to thank fellow shareholders for their confidence in our team and their continued participation in the Fund.


FIVE LARGEST INDUSTRY GROUPS+
As a percentage of total net assets

COMMERCIAL BANKS                                8.3%

MEDIA                                           7.0%

PHARMACEUTICALS                                 7.0%

INSURANCE                                       6.3%

OIL AND GAS                                     5.9%

THE VIEWS EXPRESSED IN THIS REPORT ARE THOSE OF THE PORTFOLIO MANAGER AND ARE CURRENT ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THESE VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS, AND EATON VANCE DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR AN EATON VANCE FUND ARE BASED ON MANY FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY EATON VANCE FUND.

+ Five largest industry groups are subject to change due to active management.

EATON VANCE TAX-MANAGED GROWTH FUND 1.1 AS OF DECEMBER 31, 2003
FUND PERFORMANCE

[CHART]

      COMPARISION OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN EATON VANCE
            TAX MANAGED GROWTH FUND 1.1 CLASS A vs THE S&P 500 INDEX*

                            MARCH 31 1996 -
                           DECEMBER 31, 2003

              Eaton Vance
               Tax-Managed                     Standard
                 Growth         Fund Incl.        &
                Fund 1.1          Maximum      Poor's
   DATE         Class A        Sales Charge   500 Index
-------------------------------------------------------
 3/31/1996         10000             9425         10000
 4/30/1996       10281.7           9687.2      10147.29
 5/31/1996         10503          9895.73      10408.54
 6/30/1996       10543.3          9933.65      10448.22
 7/31/1996       10050.3          9469.19       9986.88
 8/31/1996       10342.1          9744.07      10197.85
 9/30/1996       10955.7         10322.27       10771.3
10/31/1996       11237.4         10587.67      11068.18
11/30/1996       12042.3         11345.97      11904.06
12/31/1996         11831         11146.92      11668.25
 1/31/1997       12525.2         11800.94      12396.83
 2/28/1997       12434.6         11715.64      12494.16
 3/31/1997       12052.3         11355.45      11981.75
 4/30/1997       12676.1         11943.12      12696.41
 5/31/1997       13470.8         12691.94      13468.84
 6/30/1997       14089.5         13274.84       14071.9
 7/31/1997       15226.7         14346.31      15190.96
 8/31/1997       14582.6         13739.46      14340.57
 9/30/1997       15377.7         14488.54      15125.51
10/31/1997       14816.1         13959.42      14620.93
11/30/1997       15250.1         14368.31      15297.21
12/31/1997       15643.7         14739.17      15559.73
 1/31/1998       15704.2         14796.22      15731.66
 2/28/1998       16955.7         15975.36      16865.64
 3/31/1998       17773.2          16745.6      17728.61
 4/30/1998         18076         17030.87      17906.88
 5/31/1998       17520.9         16507.87      17599.52
 6/30/1998       18187.1         17135.47      18313.87
 7/31/1998       17773.2          16745.6      18119.35
 8/31/1998       15179.4         14301.75      15502.36
 9/30/1998       16168.5         15233.64      16495.49
10/31/1998         17309         16308.18      17836.06
11/30/1998       18207.2         17154.49      18916.62
12/31/1998       19620.2         18485.77      20005.97
 1/31/1999       20195.5         19027.79      20842.24
 2/28/1999       19610.1         18476.26      20194.58
 3/31/1999       20195.5         19027.79      21002.34
 4/30/1999       20750.6         19550.79      21815.64
 5/31/1999       20336.8         19160.92      21301.22
 6/30/1999         21336         20102.32      22482.44
 7/31/1999       20599.2         19408.15      21781.11
 8/31/1999       20346.9         19170.43      21673.28
 9/30/1999       19690.9         18552.33      21079.86
10/31/1999       20912.1         19702.94      22413.23
11/30/1999       21426.8          20187.9      22868.82
12/31/1999       22960.9         21633.29      24214.91
 1/31/2000       22183.8         20901.09      22998.44
 2/29/2000       22658.1         21348.02      22563.54
 3/31/2000       24313.3         22907.52      24769.49
 4/30/2000       23909.6         22527.15      24024.54
 5/31/2000       23485.7         22127.77      23531.37
 6/30/2000       24161.9         22764.88      24111.59
 7/31/2000       23758.2         22384.52      23734.97
 8/31/2000       25322.6         23858.43      25208.42
 9/30/2000       24535.4         23116.72      23877.92
10/31/2000       24575.7         23154.76      23776.63
11/30/2000       22930.6         21604.77      21903.46
12/31/2000       23657.3         22289.42      22010.92
 1/31/2001         23950         22565.19      22791.37
 2/28/2001       22335.2         21043.73      20714.55
 3/31/2001       20952.5         19740.97      19403.01
 4/30/2001       22345.2         21053.24      20909.63
 5/31/2001       22617.7         21309.98       21049.9
 6/30/2001       22113.1         20834.53      20537.76
 7/31/2001       21891.1         20625.32      20335.51
 8/31/2001       20821.2         19617.36      19063.75
 9/30/2001       19075.2         17972.27      17524.43
10/31/2001       19327.5            18210      17858.79
11/30/2001       20851.5         19645.88      19228.34
12/31/2001       21295.6         20064.29      19396.89
 1/31/2002       20972.6         19759.99      19113.99
 2/28/2002       20639.6         19446.19      18745.29
 3/31/2002         21447         20206.92      19450.38
 4/30/2002       20568.9         19379.63      18271.66
 5/31/2002       20427.6          19246.5      18137.53
 6/30/2002       18933.9         17839.15      16846.04
 7/31/2002         17420         16412.78       15533.2
 8/31/2002       17571.4         16555.41      15634.89
 9/30/2002       16057.5         15129.04      13937.22
10/31/2002       17137.4         16146.52      15162.76
11/30/2002       17914.5         16878.72      16054.35
12/31/2002       17076.9         16089.46      15111.68
 1/31/2003       16491.5         15537.93      14716.57
 2/28/2003       16168.5         15233.64      14495.43
 3/31/2003       16259.3         15319.22      14635.78
 4/30/2003       17470.5         16460.32      15840.77
 5/31/2003         18288         17230.56      16674.58
 6/30/2003       18439.4          17373.2       16887.6
 7/31/2003       18772.4            17687      17185.49
 8/31/2003       19145.9         18038.84      17519.98
 9/30/2003       18853.2         17763.07      17334.48
10/31/2003       19943.2         18790.06      18314.59
11/30/2003       20205.6          19037.3      18475.54
12/31/2003       21070.5         19852.21       19443.8

[CHART]

      COMPARISION OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN EATON VANCE
            TAX MANAGED GROWTH FUND 1.1 CLASS B vs THE S&P 500 INDEX*

                            MARCH 31 1996 -
                           DECEMBER 31, 2003


             Eaton Vance
             Tax-Managed       Standard
               Growth            &
               Fund 1.1        Poor's
  DATE         Class B        500 Index
--------------------------------------
 3/31/1996         10000         10000
 4/30/1996      10271.63      10147.29
 5/31/1996      10503.02      10408.54
 6/30/1996      10543.26      10448.22
 7/31/1996      10040.24       9986.88
 8/31/1996      10331.99      10197.85
 9/30/1996      10935.61       10771.3
10/31/1996       11217.3      11068.18
11/30/1996      12002.01      11904.06
12/31/1996      11780.68      11668.25
 1/31/1997      12464.79      12396.83
 2/28/1997      12374.24      12494.16
 3/31/1997      11991.95      11981.75
 4/30/1997      12595.57      12696.41
 5/31/1997      13360.16      13468.84
 6/30/1997      13953.72       14071.9
 7/31/1997      15060.36      15190.96
 8/31/1997       14416.5      14340.57
 9/30/1997      15191.14      15125.51
10/31/1997      14637.82      14620.93
11/30/1997      15060.36      15297.21
12/31/1997      15432.59      15559.73
 1/31/1998      15482.89      15731.66
 2/28/1998       16700.2      16865.64
 3/31/1998      17494.97      17728.61
 4/30/1998      17786.72      17906.88
 5/31/1998       17233.4      17599.52
 6/30/1998      17877.26      18313.87
 7/31/1998      17454.72      18119.35
 8/31/1998      14909.45      15502.36
 9/30/1998      15855.13      16495.49
10/31/1998      16971.83      17836.06
11/30/1998      17847.08      18916.62
12/31/1998      19215.29      20005.97
 1/31/1999      19758.55      20842.24
 2/28/1999      19185.11      20194.58
 3/31/1999      19748.49      21002.34
 4/30/1999      20271.63      21815.64
 5/31/1999      19869.21      21301.22
 6/30/1999      20814.88      22482.44
 7/31/1999      20090.54      21781.11
 8/31/1999      19828.97      21673.28
 9/30/1999      19185.11      21079.86
10/31/1999      20362.17      22413.23
11/30/1999      20845.07      22868.82
12/31/1999      22323.94      24214.91
 1/31/2000      21549.29      22998.44
 2/29/2000      22002.01      22563.54
 3/31/2000      23591.54      24769.49
 4/30/2000      23179.07      24024.54
 5/31/2000      22756.53      23531.37
 6/30/2000       23400.4      24111.59
 7/31/2000      22987.92      23734.97
 8/31/2000      24496.98      25208.42
 9/30/2000      23712.27      23877.92
10/31/2000      23742.45      23776.63
11/30/2000      22142.85      21903.46
12/31/2000      22826.96      22010.92
 1/31/2001      23088.53      22791.37
 2/28/2001      21529.17      20714.55
 3/31/2001      20181.08      19403.01
 4/30/2001      21509.05      20909.63
 5/31/2001      21760.56       21049.9
 6/30/2001       21267.6      20537.76
 7/31/2001      21036.21      20335.51
 8/31/2001      19989.94      19063.75
 9/30/2001      18299.79      17524.43
10/31/2001      18541.24      17858.79
11/30/2001      19979.87      19228.34
12/31/2001      20392.35      19396.89
 1/31/2002      20080.48      19113.99
 2/28/2002      19738.43      18745.29
 3/31/2002      20513.07      19450.38
 4/30/2002      19647.88      18271.66
 5/31/2002      19507.04      18137.53
 6/30/2002      18068.41      16846.04
 7/31/2002      16619.71       15533.2
 8/31/2002      16740.44      15634.89
 9/30/2002      15291.75      13937.22
10/31/2002      16307.84      15162.76
11/30/2002      17042.25      16054.35
12/31/2002      16227.36      15111.68
 1/31/2003      15674.04      14716.57
 2/28/2003      15352.11      14495.43
 3/31/2003      15432.59      14635.78
 4/30/2003      16569.41      15840.77
 5/31/2003         17334      16674.58
 6/30/2003      17454.72       16887.6
 7/31/2003       17766.6      17185.49
 8/31/2003      18108.65      17519.98
 9/30/2003      17826.96      17334.48
10/31/2003      18843.05      18314.59
11/30/2003       19084.5      18475.54
12/31/2003      19879.27       19443.8

PERFORMANCE**                                CLASS A    CLASS B    CLASS C    CLASS I    CLASS S
------------------------------------------------------------------------------------------------
Average Annual Total Returns (at
net asset value)
One Year                                       23.39%     22.50%     22.47%     23.76%     23.58%
Five Years                                      1.44       0.68       0.63        N/A        N/A
Life of Fund+                                  10.00       9.17       9.02      -0.14      -0.03

SEC Average Annual Total Returns (including
sales charge or applicable CDSC)
One Year                                       16.30%     17.50%     21.47%     23.76%     23.58%
Five Years                                      0.24       0.29       0.63        N/A        N/A
Life of Fund+                                   9.16       9.17       9.02      -0.14      -0.03

+Inception Dates - Class A and Class B: 3/28/96; Class C:8/2/96; Class I:7/2/99; Class S:5/14/99

* Source: Thomson Financial. Investment operations commenced 3/28/96. The chart uses closest month-end after inception.

The charts compare the Fund's total return with that of the S&P 500 Index, an unmanaged index of 500 common stocks commonly used as a measure of U.S. stock market performance. The lines on the charts represent the total returns of $10,000 hypothetical investments in Class A or Class B of the Fund and in the S&P 500 Index. An investment in the Fund's Class C shares on 8/2/96 at net asset value would have grown to $18,970 on December 31, 2003. An investment in the Fund's Class I shares on 7/2/99 at net asset value would have decreased to $9,938 on December 31, 2003. An investment in the Fund's Class S shares on 5/14/99 at net asset value would have decreased to $9,987 on December 31, 2003. Graphs and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The Index's total return does not reflect any commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. It is not possible to invest directly in an Index.

** Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC returns for Class A reflect the maximum 5.75% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC 1-Year return for Class C reflects 1% CDSC. Class I and Class S shares generally do not have a sales charge.

   Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

EATON VANCE TAX-MANAGED GROWTH FUND 1.1 AS OF DECEMBER 31, 2003
FUND PERFORMANCE

   "Return Before Taxes" does not take into consideration shareholder taxes. It is most relevant to tax-free or tax-deferred shareholder accounts. "Return After Taxes on Distributions" reflects the impact of federal income taxes due on Fund distributions of dividends and capital gains. It is most relevant to taxpaying shareholders who continue to hold their shares. "Return After Taxes on Distributions and Sale of Fund Shares" also reflects the impact of taxes on capital gain or loss realized upon a sale of shares. It would be most relevant to taxpaying shareholders who sell their shares.

AVERAGE ANNUAL TOTAL RETURNS
(FOR THE PERIODS ENDED DECEMBER 31, 2003)

RETURNS AT NET ASSET VALUE (NAV) (CLASS A)

                                              ONE YEAR  FIVE YEARS  LIFE OF FUND
Return Before Taxes                            23.39%      1.44%      10.00%
Return After Taxes on Distributions            23.32%      1.43%       9.97%
Return After Taxes on Distributions
  and Sale of Fund Shares                      15.29%      1.23%       8.83%

RETURNS AT PUBLIC OFFERING PRICE (POP) (CLASS A)

                                              ONE YEAR  FIVE YEARS  LIFE OF FUND
Return Before Taxes                            16.30%      0.24%       9.16%
Return After Taxes on Distributions            16.24%      0.23%       9.13%
Return After Taxes on Distributions
  and Sale of Fund Shares                      10.68%      0.20%       8.07%

AVERAGE ANNUAL TOTAL RETURNS
(FOR THE PERIODS ENDED DECEMBER 31, 2003)

RETURNS AT NET ASSET VALUE (NAV) (CLASS B)

                                              ONE YEAR  FIVE YEARS  LIFE OF FUND
Return Before Taxes                            22.50%      0.68%       9.17%
Return After Taxes on Distributions            22.50%      0.68%       9.17%
Return After Taxes on Distributions
  and Sale of Fund Shares                      14.63%      0.58%       8.10%

RETURNS AT PUBLIC OFFERING PRICE (POP) (CLASS B)

                                              ONE YEAR  FIVE YEARS  LIFE OF FUND
Return Before Taxes                            17.50%      0.29%       9.17%
Return After Taxes on Distributions            17.50%      0.29%       9.17%
Return After Taxes on Distributions
  and Sale of Fund Shares                      11.38%      0.25%       8.10%

RETURNS AT NET ASSET VALUE (NAV) (CLASS C)

                                              ONE YEAR  FIVE YEARS  LIFE OF FUND
Return Before Taxes                            22.47%      0.63%       9.02%
Return After Taxes on Distributions            22.47%      0.63%       9.02%
Return After Taxes on Distributions
  and Sale of Fund Shares                      14.60%      0.54%       7.95%

RETURNS AT PUBLIC OFFERING PRICE (POP) (CLASS C)

                                              ONE YEAR  FIVE YEARS  LIFE OF FUND
Return Before Taxes                            21.47%      0.63%       9.02%
Return After Taxes on Distributions            21.47%      0.63%       9.02%
Return After Taxes on Distributions
  and Sale of Fund Shares                      13.95%      0.54%       7.95%

RETURNS AT NET ASSET VALUE (NAV) (CLASS I)

                                              ONE YEAR  FIVE YEARS  LIFE OF FUND
Return Before Taxes                            23.76%      N.A.       -0.14%
Return After Taxes on Distributions            23.76%      N.A.       -0.15%
Return After Taxes on Distributions
  and Sale of Fund Shares                      15.56%      N.A.       -0.12%

RETURNS AT NET ASSET VALUE (NAV) (CLASS S)

                                              ONE YEAR  FIVE YEARS  LIFE OF FUND
Return Before Taxes                            23.58%      N.A.       -0.03%
Return After Taxes on Distributions            23.50%      N.A.       -0.04%
Return After Taxes on Distributions
  and Sale of Fund Shares                      15.44%      N.A.       -0.02%

Class A and Class B commenced operations on 3/28/96; Class C on 8/2/96; Class I on 7/2/99, and Class S on 5/14/99. Returns at Public Offering Price (POP) reflect the deduction of the maximum sales charge and applicable CDSC, while Returns at Net Asset Value (NAV) do not.

After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no distributions were paid during that period, or because the taxable portion of distributions made during the period was insignificant. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than Return After Taxes on Distributions for the same period because of realized losses on the sale of Fund shares.

Past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund's current performance may be different. Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

EATON VANCE TAX-MANAGED GROWTH FUND 1.1 AS OF DECEMBER 31, 2003
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2003

ASSETS
Investment in Tax-Managed Growth Portfolio, at value
   (identified cost, $2,708,473,990)                                       $ 4,169,554,954
Receivable for Fund shares sold                                                    674,967
------------------------------------------------------------------------------------------
TOTAL ASSETS                                                               $ 4,170,229,921
------------------------------------------------------------------------------------------
LIABILITIES
Payable for Fund shares redeemed                                           $     9,689,876
Payable to affiliate for distribution and service fees                             180,161
Payable to affiliate for Trustees' fees                                                891
Accrued expenses                                                                 1,362,612
------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                          $    11,233,540
------------------------------------------------------------------------------------------
NET ASSETS                                                                 $ 4,158,996,381
------------------------------------------------------------------------------------------

SOURCES OF NET ASSETS
Paid-in capital                                                            $ 3,351,412,081
Accumulated net realized loss from Portfolio (computed on
   the basis of identified cost)                                              (653,497,444)
Accumulated undistributed net investment income                                        780
Net unrealized appreciation from Portfolio (computed on the basis of
   identified cost)                                                          1,461,080,964
------------------------------------------------------------------------------------------
TOTAL                                                                      $ 4,158,996,381
------------------------------------------------------------------------------------------

CLASS A SHARES
NET ASSETS                                                                 $   982,531,029
SHARES OUTSTANDING                                                              47,233,510
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
   (net assets DIVIDED BY shares of beneficial interest outstanding)       $         20.80
MAXIMUM OFFERING PRICE PER SHARE
   (100 DIVIDED BY 94.25 of $20.80)                                        $         22.07
------------------------------------------------------------------------------------------

CLASS B SHARES
NET ASSETS                                                                 $ 2,321,778,993
SHARES OUTSTANDING                                                             117,488,471
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE
   (net assets DIVIDED BY shares of beneficial interest outstanding)$                19.76
------------------------------------------------------------------------------------------

CLASS C SHARES
NET ASSETS                                                                 $   818,714,702
SHARES OUTSTANDING                                                              43,156,108
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE
   (net assets DIVIDED BY shares of beneficial interest outstanding)       $         18.97
------------------------------------------------------------------------------------------

CLASS I SHARES
NET ASSETS                                                                 $       679,293
SHARES OUTSTANDING                                                                  68,700
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE
   (net assets DIVIDED BY shares of beneficial interest outstanding)       $          9.89
------------------------------------------------------------------------------------------

CLASS S SHARES
NET ASSETS                                                                 $    35,292,364
SHARES OUTSTANDING                                                               1,689,902
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
   (net assets DIVIDED BY shares of beneficial interest outstanding)       $         20.88
------------------------------------------------------------------------------------------

On sales of $50,000 or more, the offering price of Class A shares is reduced.


STATEMENT OF OPERATIONS

FOR THE YEAR ENDED
DECEMBER 31, 2003

INVESTMENT INCOME
Dividends allocated from Portfolio (net of foreign taxes, $639,223)        $    58,202,525
Interest allocated from Portfolio                                                  932,291
Expenses allocated from Portfolio                                              (17,762,875)
------------------------------------------------------------------------------------------
NET INVESTMENT INCOME FROM PORTFOLIO                                       $    41,371,941
------------------------------------------------------------------------------------------

EXPENSES
Trustees' fees and expenses                                                $         3,510
Distribution and service fees
   Class A                                                                       2,344,021
   Class B                                                                      21,829,060
   Class C                                                                       7,763,104
   Class S                                                                          67,879
Transfer and dividend disbursing agent fees                                      4,433,282
Printing and postage                                                               774,248
Registration fees                                                                   82,904
Custodian fee                                                                       39,008
Legal and accounting services                                                       38,581
Miscellaneous                                                                      250,037
------------------------------------------------------------------------------------------
TOTAL EXPENSES                                                             $    37,625,634
------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                      $     3,746,307
------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) FROM PORTFOLIO
Net realized gain (loss)--
   Investment transactions (identified cost basis)                         $  (129,682,249)
   Securities sold short                                                          (815,906)
   Foreign currency transactions                                                    21,521
------------------------------------------------------------------------------------------
NET REALIZED LOSS                                                          $  (130,476,634)
------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)--
   Investments (identified cost basis)                                     $   931,446,555
   Securities sold short                                                          (503,494)
   Foreign currency                                                                 16,584
------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                       $   930,959,645
------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN                                           $   800,483,011
------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                                 $   804,229,318
------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE)                             YEAR ENDED          YEAR ENDED
IN NET ASSETS                                   DECEMBER 31, 2003   DECEMBER 31, 2002
------------------------------------------------------------------------------------
From operations--
   Net investment income (loss)                 $      3,746,307    $     (3,802,053)
   Net realized loss                                (130,476,634)       (430,406,753)
   Net change in unrealized
      appreciation (depreciation)                    930,959,645        (760,706,103)
------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                              $    804,229,318    $ (1,194,914,909)
------------------------------------------------------------------------------------
Distributions to shareholders--
   From net investment income
      Class A                                   $     (3,586,020)   $             --
      Class I                                             (3,221)                 --
      Class S                                           (156,181)                 --
------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS             $     (3,745,422)   $             --
------------------------------------------------------------------------------------
Transactions in shares of beneficial interest--
   Proceeds from sale of shares
      Class A                                   $     29,725,051    $     50,583,357
      Class B                                         35,315,466          63,708,272
      Class C                                         20,454,177          39,382,697
      Class I                                             30,735              56,158
   Net asset value of shares issued to
      shareholders in payment of
      distributions declared
      Class A                                          3,053,149                  --
      Class I                                              1,228                  --
      Class S                                             49,371                  --
   Cost of shares redeemed
      Class A                                       (202,049,652)       (331,560,480)
      Class B                                       (373,706,441)       (567,882,695)
      Class C                                       (146,669,341)       (241,735,152)
      Class I                                            (55,095)            (58,203)
      Class S                                         (6,596,838)         (3,876,662)
------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   FUND SHARE TRANSACTIONS                      $   (640,448,190)   $   (991,382,708)
------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS           $    160,035,706    $ (2,186,297,617)
------------------------------------------------------------------------------------

NET ASSETS
At beginning of year                            $  3,998,960,675    $  6,185,258,292
------------------------------------------------------------------------------------
AT END OF YEAR                                  $  4,158,996,381    $  3,998,960,675
------------------------------------------------------------------------------------

ACCUMULATED UNDISTRIBUTED
NET INVESTMENT INCOME (LOSS)
INCLUDED IN NET ASSETS

AT END OF YEAR                                  $            780    $           (105)
------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS

                                                                              CLASS A
                                                -------------------------------------------------------------------
                                                                      YEAR ENDED DECEMBER 31,
                                                -------------------------------------------------------------------
                                                    2003         2002           2001         2000          1999
-------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of year            $    16.920   $    21.100   $    23.440   $    22.750   $    19.440
-------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS
Net investment income(1)                        $     0.120   $     0.091   $     0.062   $     0.083   $     0.101
Net realized and unrealized gain (loss)               3.836        (4.271)       (2.402)        0.607         3.209
-------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS             $     3.956   $    (4.180)  $    (2.340)  $     0.690   $     3.310
-------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS
From net investment income                      $    (0.076)  $        --   $        --   $        --   $        --
-------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                             $    (0.076)  $        --   $        --   $        --   $        --
-------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR                  $    20.800   $    16.920   $    21.100   $    23.440   $    22.750
-------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(2)                                       23.39%       (19.81)%       (9.98)%        3.03%        17.03%
-------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's omitted)         $   982,531   $   958,625   $ 1,526,735   $ 1,698,289   $ 1,401,591
Ratios (As a percentage of average daily net
  assets):
   Expenses(3)                                         0.85%         0.81%         0.79%         0.77%         0.68%
   Net investment income                               0.66%         0.48%         0.29%         0.35%         0.49%
Portfolio Turnover of the Portfolio                      15%           23%           18%           13%           11%
-------------------------------------------------------------------------------------------------------------------

(1) Net investment income per share was computed using average shares outstanding.

(2) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3) Includes the Fund's share of the Portfolio's allocated expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                                             CLASS B
                                                -------------------------------------------------------------------
                                                                      YEAR ENDED DECEMBER 31,
                                                -------------------------------------------------------------------
                                                    2003         2002           2001         2000          1999
-------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of year            $    16.130   $    20.270   $    22.690   $    22.190   $    19.100
-------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS
Net investment loss(1)                          $    (0.016)  $    (0.048)  $    (0.095)  $    (0.092)  $    (0.055)
Net realized and unrealized gain (loss)               3.646        (4.092)       (2.325)        0.592         3.145
-------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS             $     3.630   $    (4.140)  $    (2.420)  $     0.500   $     3.090
-------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR                  $    19.760   $    16.130   $    20.270   $    22.690   $    22.190
-------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(2)                                       22.50%       (20.42)%      (10.67)%        2.25%        16.18%
-------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's omitted)         $ 2,321,779   $ 2,217,673   $ 3,381,103   $ 3,951,916   $ 3,465,441
Ratios (As a percentage of average daily
  net assets):
   Expenses(3)                                         1.60%         1.56%         1.54%         1.53%         1.45%
   Net investment loss                                (0.09)%       (0.27)%       (0.46)%       (0.40)%       (0.28)%
Portfolio Turnover of the Portfolio                      15%           23%           18%           13%           11%
-------------------------------------------------------------------------------------------------------------------

(1) Net investment loss per share was computed using average shares outstanding.

(2) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3) Includes the Fund's share of the Portfolio's allocated expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                                              CLASS C
                                                -------------------------------------------------------------------
                                                                      YEAR ENDED DECEMBER 31,
                                                -------------------------------------------------------------------
                                                    2003         2002           2001         2000          1999
-------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of year            $    15.490   $    19.460   $    21.800   $    21.320   $    18.380
-------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS
Net investment loss(1)                          $    (0.015)  $    (0.046)  $    (0.092)  $    (0.091)  $    (0.074)
Net realized and unrealized gain (loss)               3.495        (3.924)       (2.248)        0.571         3.014
-------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS             $     3.480   $    (3.970)  $    (2.340)  $     0.480   $     2.940
-------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR                  $    18.970   $    15.490   $    19.460   $    21.800   $    21.320
-------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(2)                                       22.47%       (20.40)%      (10.73)%        2.25%        16.00%
-------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's omitted)         $   818,715   $   787,374   $ 1,228,899   $ 1,384,535   $ 1,108,513
Ratios (As a percentage of average daily
  net assets):
   Expenses(3)                                         1.60%         1.56%         1.54%         1.54%         1.56%
   Net investment loss                                (0.09)%       (0.27)%       (0.46)%       (0.41)%       (0.39)%
Portfolio Turnover of the Portfolio                      15%           23%           18%           13%           11%
-------------------------------------------------------------------------------------------------------------------

(1) Net investment loss per share was computed using average shares outstanding.

(2) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3) Includes the Fund's share of the Portfolio's allocated expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                                              CLASS I
                                                -------------------------------------------------------------------
                                                                  YEAR ENDED DECEMBER 31,              PERIOD ENDED
                                                -----------------------------------------------------  DECEMBER 31,
                                                    2003         2002          2001          2000      1999(2)
-------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of year            $     8.030   $     9.990   $    11.020   $    10.670   $    10.000
-------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS
Net investment income(1)                        $     0.079   $     0.066   $     0.055   $     0.068   $     0.031
Net realized and unrealized gain (loss)               1.828        (2.026)       (1.085)        0.282         0.639
-------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS             $     1.907   $    (1.960)  $    (1.030)  $     0.350   $     0.670
-------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS
From net investment income                      $    (0.047)  $        --   $        --   $        --   $        --
-------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                             $    (0.047)  $        --   $        --   $        --   $        --
-------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR                  $     9.890   $     8.030   $     9.990   $    11.020   $    10.670
-------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                       23.76%       (19.62)%       (9.35)%        3.28%         6.70%
-------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's omitted)         $       679   $       575   $       720   $       438   $        58
Ratios (As a percentage of average daily
  net assets):
   Expenses(4)                                         0.60%         0.56%         0.54%         0.54%         0.55%(5)
   Net investment income                               0.91%         0.75%         0.55%         0.61%         0.66%(5)
Portfolio Turnover of the Portfolio                      15%           23%           18%           13%           11%
-------------------------------------------------------------------------------------------------------------------

(1) Net investment income per share was computed using average shares outstanding.

(2) For the period from the start of business, July 2, 1999 to December 31, 1999.

(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4) Includes the Fund's share of the Portfolio's allocated expenses.

(5) Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                                              CLASS S
                                                -------------------------------------------------------------------
                                                                   YEAR ENDED DECEMBER 31,             PERIOD ENDED
                                                -----------------------------------------------------  DECEMBER 31,
                                                    2003         2002          2001          2000      1999(2)
-------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of year            $    16.970   $    21.150   $    23.470   $    22.750   $    21.000
-------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS
Net investment income(1)                        $     0.144   $     0.111   $     0.090   $     0.107   $     0.067
Net realized and unrealized gain (loss)               3.857        (4.291)       (2.410)        0.613         1.683
-------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS             $     4.001   $    (4.180)  $    (2.320)  $     0.720   $     1.750
-------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS
From net investment income                      $    (0.091)  $        --   $        --   $        --   $        --
-------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                             $    (0.091)  $        --   $        --   $        --   $        --
-------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR                  $    20.880   $    16.970   $    21.150   $    23.470   $    22.750
-------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                       23.58%       (19.76)%       (9.88)%        3.16%         8.33%
-------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's omitted)         $    35,292   $    34,713   $    47,802   $    56,798   $    56,217
Ratios (As a percentage of average daily
  net assets):
   Expenses(4)                                         0.71%         0.71%         0.66%         0.67%         0.66%(5)
   Net investment income                               0.79%         0.59%         0.42%         0.45%         0.51%(5)
Portfolio Turnover of the Portfolio                      15%           23%           18%           13%           11%
-------------------------------------------------------------------------------------------------------------------

(1) Net investment income per share was computed using average shares outstanding.

(2) For the period from the start of business, May 14, 1999 to December 31, 1999.

(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4) Includes the Fund's share of the Portfolio's allocated expenses.

(5) Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS.

EATON VANCE TAX-MANAGED GROWTH FUND 1.1 AS OF DECEMBER 31, 2003

NOTES TO FINANCIAL STATEMENTS

1  SIGNIFICANT ACCOUNTING POLICIES

   Eaton Vance Tax-Managed Growth Fund 1.1 (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund has five classes of shares. Class A shares are generally sold subject to a sales charge imposed at the time of purchase. Class B and Class C shares are sold at net asset value and are subject to a contingent deferred sales charge (see Note 6). Class I shares are sold at net asset value and are not subject to a sales charge. Class S shares were issued in connection with the acquisition of a private investment company and are exempt from registration under the Securities Act of 1933. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests of Tax-Managed Growth Portfolio (the Portfolio), a New York trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (23.7% at December 31, 2003). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the Portfolio of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

   The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

   A INVESTMENT VALUATION -- Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

   B INCOME -- The Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with accounting principles generally accepted in the United States of America.

   C EXPENSES -- The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

   D FEDERAL TAXES -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders, each year, substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. At December 31, 2003, the Fund, for federal income tax purposes, had a capital loss carryover of $249,082,424 which will reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryover will expire on December 31, 2010 ($99,588,672), December 31, 2009 ($149,077,591), and December 31, 2007 ($416,161).

   E OTHER -- Investment transactions are accounted for on a trade-date basis. Dividends to shareholders are recorded on the ex-dividend date.

   F INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

   G USE OF ESTIMATES -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2  DISTRIBUTIONS TO SHAREHOLDERS

   The Fund's policy is to distribute annually (normally in December) substantially all of the net investment income allocated to the Fund by the Portfolio (less the Fund's direct expenses) and to distribute annually all or substantially all of its net realized capital gains (reduced by any available capital loss carryforwards from prior years) allocated by the Portfolio to the Fund, if any. Distributions are paid in the form of additional shares of the Fund or, at the election of the shareholder, in cash. Shareholders may reinvest all distributions in additional shares of the Fund at net asset value as of the close of business on the ex-dividend date. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3  SHARES OF BENEFICIAL INTEREST

   The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                                        YEAR ENDED DECEMBER 31,
                                                     ------------------------------
   CLASS A                                                2003             2002
   --------------------------------------------------------------------------------
   Sales                                                 1,627,466        2,643,966
   Issued to shareholders electing to receive
   payments of distributions in Fund shares                148,644               --
   Redemptions                                         (11,213,392)     (18,343,345)
   --------------------------------------------------------------------------------
   NET DECREASE                                         (9,437,282)     (15,699,379)
   --------------------------------------------------------------------------------

                                                        YEAR ENDED DECEMBER 31,
                                                     ------------------------------
   CLASS B                                                2003             2002
   --------------------------------------------------------------------------------
   Sales                                                 2,047,870        3,465,882
   Redemptions                                         (22,027,706)     (32,787,801)
   --------------------------------------------------------------------------------
   NET DECREASE                                        (19,979,836)     (29,321,919)
   --------------------------------------------------------------------------------

                                                        YEAR ENDED DECEMBER 31,
                                                     ------------------------------
   CLASS C                                                2003             2002
   --------------------------------------------------------------------------------
   Sales                                                 1,238,332        2,224,473
   Redemptions                                          (8,925,247)     (14,531,619)
   --------------------------------------------------------------------------------
   NET DECREASE                                         (7,686,915)     (12,307,146)
   --------------------------------------------------------------------------------

                                                        YEAR ENDED DECEMBER 31,
                                                     ------------------------------
   CLASS I                                                2003             2002
   --------------------------------------------------------------------------------
   Sales                                                     3,579            6,048
   Issued to shareholders electing to receive
   payments of distributions in Fund shares                    126               --
   Redemptions                                              (6,640)          (6,449)
   --------------------------------------------------------------------------------
   NET DECREASE                                             (2,935)            (401)
   --------------------------------------------------------------------------------

                                                        YEAR ENDED DECEMBER 31,
                                                     ------------------------------
   CLASS S                                                2003             2002
   --------------------------------------------------------------------------------
   Issued to shareholders electing to receive
   payments of distributions in Fund shares                  2,394               --
   Redemptions                                            (357,707)        (215,255)
   --------------------------------------------------------------------------------
   NET DECREASE                                           (355,313)        (215,255)
   --------------------------------------------------------------------------------

4  TRANSACTIONS WITH AFFILIATES

   Eaton Vance Management (EVM) serves as the administrator of the Fund, but receives no compensation. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. Effective August 1, 2002, EVM serves as the sub-transfer agent of the Fund and receives an aggregate fee based on actual expenses incurred by EVM for the performance of these services. For the year ended December 31, 2003, EVM earned $383,281 in sub-transfer agent fees.

   Except for Trustees of the Fund and the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Fund out of the investment advisor fee earned by BMR. Trustees of the Fund who are not affiliated with EVM or BMR may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended December 31, 2003, no significant amounts have been deferred.

   Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Fund's principal underwriter, received $75,460 as its portion of the sales charge on sales of Class A shares for the year ended December 31, 2003.

   Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

5  DISTRIBUTION AND SERVICE PLAN

   The Fund has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940 and a service plan for Class A shares (Class A Plan) (collectively, the Plans). The Plans require the Fund to pay EVD amounts equal to 1/365 of 0.75% of the Fund's average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% and 6.25% of the aggregate amount received by the Fund for the Class B and Class C shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and daily amounts theretofore paid to EVD by each respective class. The Fund paid or accrued $16,371,795 and $5,822,328 for Class B and Class C shares, respectively, to or payable to EVD for the year ended December 31, 2003, representing 0.75% of the average daily net assets for Class B and Class C shares. At December 31, 2003, the amount of Uncovered Distribution Charges EVD calculated under the Plan were approximately $69,162,698 and $86,109,810 for Class B and Class C shares, respectively.

   The Plans authorize the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% of the Fund's average daily net assets attributable to Class A, Class B, and Class C shares for any fiscal year. Service fee payments will be made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distribution fees payable by the Fund to EVD and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees paid or accrued for the year ended December 31, 2003 amounted to $2,344,021, $5,457,265, and $1,940,776 for Class A, Class B, and
   Class C shares, respectively.

   Pursuant to a servicing agreement, the Fund makes service fee payments in the amount of 0.20% of the Fund's average daily net assets attributable to Class S shares to EVD, one half of which is paid to a subagent. The Fund paid or accrued service fees to or payable to EVD for the year ended December 31, 2003 in the amount of $67,879.

6  CONTINGENT DEFERRED SALES CHARGE

   A contingent deferred sales charge (CDSC) is generally imposed on any redemption of Class B shares made within six years of purchase and on any redemption of Class C shares made within one year of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gains distributions. Class A shares may be subject to a 1% CDSC if redeemed within one year of purchase (depending on the circumstances of purchase). Class B CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares will be subject to a 1% CDSC if redeemed within one year of purchase.

   No CDSC is levied on shares which have been sold to EVM, its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC pertaining to Class B and Class C shares are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Plans (see Note 5). CDSC assessed on Class B and Class C shares received when no Uncovered Distribution Charges exist will be credited to the Fund. EVD received approximately $178, $5,168,272 and $18,158 of CDSC paid by shareholders for Class A, Class B and Class C shares, respectively, for the year ended December 31, 2003.

7  INVESTMENT TRANSACTIONS

   Increases and decreases in the Fund's investment in the Portfolio aggregated $86,129,125 and $772,160,826, respectively, for the year ended December 31, 2003.

EATON VANCE TAX-MANAGED GROWTH FUND 1.1 AS OF DECEMBER 31, 2003
INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES OF EATON VANCE MUTUAL FUNDS
TRUST AND SHAREHOLDERS OF EATON VANCE
TAX-MANAGED GROWTH FUND 1.1:

We have audited the accompanying statement of assets and liabilities of Eaton Vance Tax-Managed Growth Fund 1.1 (the Fund) (one of the series constituting Eaton Vance Mutual Funds Trust) as of December 31, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of Eaton Vance Tax-Managed Growth Fund 1.1 at December 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
February 20, 2004

TAX-MANAGED GROWTH PORTFOLIO AS OF DECEMBER 31, 2003
PORTFOLIO OF INVESTMENTS

COMMON STOCKS -- 99.2%

SECURITY                                             SHARES            VALUE
--------------------------------------------------------------------------------------
AEROSPACE AND DEFENSE -- 2.5%
Boeing Company (The)                                         797,051   $    33,587,729
General Dynamics                                             735,000        66,436,650
Honeywell International, Inc.                                275,998         9,226,613
Northrop Grumman Corp.                                     1,684,522       161,040,303
Raytheon Company                                             313,599         9,420,514
Rockwell Collins, Inc.                                       203,032         6,097,051
Teledyne Technologies Incorporated(1)                          6,117           115,305
United Technologies Corp.                                  1,582,098       149,935,427
--------------------------------------------------------------------------------------
                                                                       $   435,859,592
--------------------------------------------------------------------------------------

AIR FREIGHT AND LOGISTICS -- 2.6%
FedEx Corporation                                          2,106,578   $   142,194,015
Robinson (C.H.) Worldwide, Inc.                            1,186,638        44,985,447
United Parcel Service, Inc. Class B                        3,549,425       264,609,634
--------------------------------------------------------------------------------------
                                                                       $   451,789,096
--------------------------------------------------------------------------------------

AIRLINES -- 0.0%
Southwest Airlines, Inc.                                     126,393   $     2,039,983
--------------------------------------------------------------------------------------
                                                                       $     2,039,983
--------------------------------------------------------------------------------------

AUTO COMPONENTS -- 0.2%
ArvinMeritor, Inc.                                            33,635   $       811,276
Borg-Warner Automotive, Inc.                                 203,981        17,352,664
Dana Corp.                                                    25,000           458,750
Delphi Automotive Systems Corp.                                6,338            64,711
Johnson Controls, Inc.                                       114,364        13,279,948
Visteon Corp.                                                 10,226           106,453
--------------------------------------------------------------------------------------
                                                                       $    32,073,802
--------------------------------------------------------------------------------------

AUTOMOBILES -- 0.1%
DaimlerChrysler AG                                             7,000   $       323,540
Ford Motor Co.                                               145,884         2,334,144
General Motors Corp.                                          13,896           742,046
Harley-Davidson, Inc.                                        137,700         6,544,881
Honda Motor Co. Ltd. ADR                                      20,000           450,000
--------------------------------------------------------------------------------------
                                                                       $    10,394,611
--------------------------------------------------------------------------------------

BEVERAGES -- 3.9%
Anheuser-Busch Companies, Inc.                             3,381,243   $   178,123,881
Coca-Cola Company (The)                                    3,177,651       161,265,788
Coca-Cola Enterprises, Inc.                                1,729,424   $    37,822,503
PepsiCo., Inc.                                             6,531,299       304,489,159
--------------------------------------------------------------------------------------
                                                                       $   681,701,331
--------------------------------------------------------------------------------------

BIOTECHNOLOGY -- 1.7%
Amgen, Inc.(1)                                             3,861,137   $   238,618,267
Applera Corp. - Celera Genomics Group(1)                      26,000           361,660
Genzyme Corp. - General Division(1)                          464,926        22,939,449
Gilead Sciences, Inc.(1)                                      39,362         2,288,507
Incyte Pharmaceuticals, Inc.(1)                               14,294            97,771
Invitrogen Corp.(1)                                          467,551        32,728,570
Vertex Pharmaceuticals, Inc.(1)                               13,000           132,990
--------------------------------------------------------------------------------------
                                                                       $   297,167,214
--------------------------------------------------------------------------------------

BUILDING PRODUCTS -- 0.9%
American Standard Companies, Inc.(1)                         331,609   $    33,393,026
CRH plc                                                      329,450         6,752,716
Masco Corporation                                          4,145,436       113,626,401
Water Pik Technologies(1)                                      2,141            26,270
--------------------------------------------------------------------------------------
                                                                       $   153,798,413
--------------------------------------------------------------------------------------

CAPITAL MARKETS -- 3.8%
Affiliated Managers Group(1)                                  13,680   $       951,991
Bank of New York Co., Inc. (The)                             441,413        14,619,599
Bear Stearns Companies, Inc.                                  83,352         6,663,992
Credit Suisse Group                                          155,136         5,676,090
Federated Investors, Inc.                                  1,634,947        48,002,044
Franklin Resources, Inc.                                   1,508,429        78,528,814
Goldman Sachs Group, Inc.                                      9,627           950,474
Investors Financial Services Corp.                           475,402        18,260,191
Knight Trading Group, Inc.(1)                              1,750,000        25,620,000
Legg Mason, Inc.                                              17,641         1,361,532
Lehman Brothers Holdings, Inc.                                57,486         4,439,069
Mellon Financial Corporation                                 221,912         7,125,594
Merrill Lynch & Co., Inc.                                  1,761,959       103,338,895
Morgan (J.P.) Chase & Co.                                    394,005        14,471,804
Morgan Stanley Dean Witter & Co.                           4,770,551       276,071,786
Northern Trust Corp.                                         261,505        12,139,062
Nuveen Investments Class A                                   150,000         3,999,000
Price (T. Rowe) Group, Inc.                                  171,434         8,127,686
Raymond James Financial, Inc.                                 98,225         3,703,082
Schwab (Charles) & Co.                                       946,055        11,201,291

                       SEE NOTES TO FINANCIAL STATEMENTS.

SECURITY                                             SHARES            VALUE
--------------------------------------------------------------------------------------
CAPITAL MARKETS (CONTINUED)
State Street Corp.                                           328,000   $    17,082,240
UBS AG                                                        49,812         3,386,718
Waddell & Reed Financial, Inc., Class A                      271,320         6,365,167
--------------------------------------------------------------------------------------
                                                                       $   672,086,121
--------------------------------------------------------------------------------------

CHEMICALS -- 1.0%
Airgas, Inc.                                                 389,753   $     8,371,894
Arch Chemicals, Inc.                                           4,950           127,017
Bayer AG ADR                                                  40,000         1,176,400
Dow Chemical Co. (The)                                       267,064        11,101,850
DuPont (E.I.) de Nemours & Co.                             1,302,039        59,750,570
Ecolab, Inc.                                                 318,168         8,708,258
MacDermid, Inc.                                               61,937         2,120,723
Monsanto Company                                              28,797           828,778
Olin Corp.                                                     9,900           198,594
PPG Industries, Inc.                                          23,542         1,507,159
Rohm and Haas, Co.                                             2,601           111,089
RPM, Inc.                                                     88,338         1,454,043
Sigma-Aldrich Corp.                                          630,897        36,074,690
Solutia Inc.(1)                                               20,293             7,407
Valspar Corp.                                                818,316        40,441,177
--------------------------------------------------------------------------------------
                                                                       $   171,979,649
--------------------------------------------------------------------------------------

COMMERCIAL BANKS -- 8.3%
AmSouth Bancorporation                                       812,145   $    19,897,552
Associated Banc-Corp                                         749,148        31,951,162
Bank of America Corporation                                2,257,529       181,573,057
Bank of Hawaii Corp.                                          49,425         2,085,735
Bank of Montreal                                             269,166        11,116,556
Bank One Corp.                                             1,786,768        81,458,753
Banknorth Group, Inc.                                         50,125         1,630,566
BB&T Corp.                                                 1,276,393        49,319,826
Charter One Financial, Inc.                                  251,993         8,706,358
City National Corp.                                          273,260        16,974,911
Colonial Bancgroup, Inc. (The)                               253,936         4,398,172
Comerica, Inc.                                               241,725        13,551,103
Commerce Bancshares, Inc.                                    147,766         7,243,489
Community First Bancshares, Inc.                             360,184        10,423,725
Compass Bancshares, Inc.                                     358,352        14,086,817
Fifth Third Bancorp                                        1,209,520        71,482,632
First Citizens BancShares, Inc.                               43,651         5,304,906
First Financial Bancorp                                       47,933           764,531
First Midwest Bancorp, Inc.                                  815,329   $    26,424,813
First Tennessee National Corporation                         157,089         6,927,625
FleetBoston Financial Corporation                            715,716        31,241,003
Hibernia Corp. Class A                                       187,345         4,404,481
HSBC Holdings PLC ADR                                        608,017        47,923,900
Huntington Bancshares, Inc.                                  578,423        13,014,517
Keycorp                                                      625,951        18,352,883
M&T Bank Corp.                                                37,734         3,709,252
Marshall & Ilsley Corp.                                      683,798        26,155,273
National City Corp.                                        1,598,288        54,245,895
National Commerce Financial Corp.                          1,113,055        30,364,140
North Fork Bancorporation, Inc.                               53,534         2,166,521
PNC Bank Corp.                                               156,003         8,538,044
Popular, Inc.                                                    716            32,177
Regions Financial Corp.                                    1,624,786        60,442,039
Royal Bank of Scotland Group PLC                              50,837         1,497,956
S&T Bancorp, Inc.                                            100,000         2,990,000
SouthTrust Corp.                                             506,253        16,569,661
Southwest Bancorporation of Texas, Inc.(1)                   815,601        31,686,099
SunTrust Banks, Inc.                                         425,640        30,433,260
Synovus Financial Corp.                                    1,345,581        38,914,203
TCF Financial Corporation                                     28,000         1,437,800
U.S. Bancorp                                               4,150,861       123,612,641
Union Planters Corp.                                         703,729        22,160,426
Valley National Bancorp                                      202,293         5,906,956
Wachovia Corp.                                             1,901,325        88,582,732
Wells Fargo & Company                                      3,129,623       184,303,498
Westamerica Bancorporation                                   268,474        13,343,158
Whitney Holding Corp.                                        353,200        14,477,668
Zions Bancorporation                                         252,271        15,471,780
--------------------------------------------------------------------------------------
                                                                       $ 1,457,300,252
--------------------------------------------------------------------------------------

COMMERCIAL SERVICES AND SUPPLIES -- 2.4%
Allied Waste Industries, Inc.(1)                           1,674,390   $    23,240,533
Apollo Group, Inc. Class A(1)                                  7,599           516,732
Arbitron, Inc.(1)                                             30,885         1,288,522
Avery Dennison Corp.                                       1,350,977        75,681,732
Banta Corp.                                                   42,341         1,714,810
Block (H&R), Inc.                                            732,354        40,550,441
Bowne & Company                                              172,640         2,340,998
Cendant Corp.(1)                                             549,359        12,234,225
Century Business Services, Inc.(1)                           370,000         1,653,900
Cintas Corp.                                               1,326,202        66,482,506

                       SEE NOTES TO FINANCIAL STATEMENTS.

SECURITY                                             SHARES            VALUE
--------------------------------------------------------------------------------------
COMMERCIAL SERVICES AND SUPPLIES (CONTINUED)
Consolidated Graphics, Inc.(1)                                70,215   $     2,217,390
Deluxe Corporation                                            32,000         1,322,560
Donnelley (R.R.) & Sons Co.                                  200,521         6,045,708
Equifax, Inc.                                                 85,724         2,100,238
Gevity HR, Inc.                                               78,125         1,737,500
Harland (John H.) Co.                                         51,540         1,407,042
HON Industries, Inc.                                       1,552,470        67,253,000
Hudson Highland Group, Inc.(1)                                11,581           276,207
Imagistics International Inc.(1)                               2,482            93,075
Manpower, Inc.                                               112,000         5,272,960
Miller (Herman) Inc.                                         541,800        13,149,486
Monster Worldwide Inc.(1)                                    154,426         3,391,195
Navigant Consulting, Inc.(1)                                 463,017         8,732,501
Pitney Bowes, Inc.                                            89,799         3,647,635
ServiceMaster Co.                                          1,318,302        15,358,218
Steelcase Inc.                                               123,000         1,766,280
Sylvan Learning Systems, Inc.(1)                             538,458        15,502,206
United Rentals, Inc.(1)                                      401,179         7,726,708
Waste Management, Inc.                                     1,255,659        37,167,506
--------------------------------------------------------------------------------------
                                                                       $   419,871,814
--------------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT -- 1.3%
3Com Corp.(1)                                                873,949   $     7,140,163
ADC Telecommunications, Inc.(1)                              370,286         1,099,749
Advanced Fibre Communication, Inc.(1)                         15,000           302,250
Alcatel S.A. ADR(1)                                           43,728           561,905
Avaya, Inc.(1)                                                56,960           737,062
Ciena Corp.(1)                                               380,378         2,525,710
Cisco Systems, Inc.(1)                                     3,441,441        83,592,602
Comverse Technology, Inc.(1)                                 386,378         6,796,389
Corning, Inc.(1)                                             651,520         6,795,354
Enterasys Networks, Inc.(1)                                   55,945           209,794
JDS Uniphase Corp.(1)                                         52,451           191,446
Lucent Technologies, Inc.(1)                                 555,464         1,577,518
McData Corp., Class A(1)                                      18,562           176,896
Motorola, Inc.                                               741,114        10,427,474
Nokia Corp., Class A, ADR                                  4,870,478        82,798,126
Nortel Networks Corp.(1)                                   1,306,729         5,527,464
Qualcomm, Inc.                                               344,112        18,557,960
Riverstone Networks, Inc.(1)                                  28,706            31,864
Tellabs, Inc.(1)                                             118,404           998,146
--------------------------------------------------------------------------------------
                                                                       $   230,047,872
--------------------------------------------------------------------------------------

COMPUTERS AND PERIPHERALS -- 3.1%
Dell, Inc.(1)                                              4,305,989   $   146,231,386
EMC Corp.(1)                                               1,104,455        14,269,559
Gateway, Inc.(1)                                              99,407           457,272
Hewlett-Packard Co.                                        1,197,265        27,501,177
International Business Machines Corp.                      2,286,121       211,877,694
Lexmark International Group, Inc.(1)                       1,704,885       134,072,156
Network Appliance, Inc.(1)                                   488,000        10,018,640
Palmone, Inc.(1)                                              65,230           766,453
Sun Microsystems, Inc.(1)                                    370,670         1,664,308
--------------------------------------------------------------------------------------
                                                                       $   546,858,645
--------------------------------------------------------------------------------------

CONSTRUCTION AND ENGINEERING -- 0.1%
Dycom Industries, Inc.(1)                                    151,725   $     4,069,264
Jacobs Engineering Group, Inc.(1)                            354,741        17,031,115
--------------------------------------------------------------------------------------
                                                                       $    21,100,379
--------------------------------------------------------------------------------------

CONSTRUCTION MATERIALS -- 0.0%
Vulcan Materials Company                                     184,512   $     8,777,236
--------------------------------------------------------------------------------------
                                                                       $     8,777,236
--------------------------------------------------------------------------------------

CONSUMER FINANCE -- 0.9%
American Express Co.                                         521,715   $    25,162,314
Capital One Financial Corp.                                1,245,321        76,325,724
MBNA Corporation                                             456,002        11,331,650
Providian Financial Corp.(1)                                 457,296         5,322,925
SLM Corp.                                                    905,499        34,119,202
--------------------------------------------------------------------------------------
                                                                       $   152,261,815
--------------------------------------------------------------------------------------

CONTAINERS AND PACKAGING -- 0.1%
Bemis Co.                                                    207,593   $    10,379,650
Caraustar Industries, Inc.(1)                                192,532         2,656,942
Sealed Air Corp.(1)                                           37,014         2,003,938
Sonoco Products Co.                                          160,690         3,956,188
Temple-Inland, Inc.                                           57,962         3,632,479
--------------------------------------------------------------------------------------
                                                                       $    22,629,197
--------------------------------------------------------------------------------------

DEPARTMENT STORES -- 0.0%
Neiman Marcus Group, Inc. (The)(1)                            27,117   $     1,355,850
--------------------------------------------------------------------------------------
                                                                       $     1,355,850
--------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

SECURITY                                             SHARES            VALUE
--------------------------------------------------------------------------------------
DISTILLERS AND VINTNERS -- 0.1%
Brown-Forman Corp. Class A                                   154,012   $    14,931,463
--------------------------------------------------------------------------------------
                                                                       $    14,931,463
--------------------------------------------------------------------------------------

DISTRIBUTORS -- 0.0%
Genuine Parts Company                                        188,609   $     6,261,819
--------------------------------------------------------------------------------------
                                                                       $     6,261,819
--------------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES -- 1.6%
Citigroup Inc.                                             4,030,512   $   195,641,052
Finova Group, Inc.(1)                                        175,587           114,132
ING groep, N.V. ADR                                          216,111         5,059,159
Moody's Corp.                                                 47,543         2,878,729
Royal Bank of Canada                                         321,353        15,322,111
Societe Generale                                             809,647        71,487,377
--------------------------------------------------------------------------------------
                                                                       $   290,502,560
--------------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES -- 2.3%
Alltel Corp.                                               1,488,598   $    69,338,895
AT&T Corp.                                                   473,645         9,614,993
BCE, Inc.                                                  4,500,000       100,620,000
BellSouth Corp.                                              457,572        12,949,288
Cincinnati Bell Inc.(1)                                      169,013           853,516
Citizens Communications Co.(1)                                14,252           177,010
Deutsche Telekom AG(1)                                     1,956,790        35,476,603
PTEK Holdings, Inc.(1)                                        28,000           246,680
Qwest Communications International, Inc.(1)                   59,924           258,872
RSL Communications Ltd.(1)                                   247,161             2,472
SBC Communications, Inc.                                   1,493,660        38,939,716
Sprint Corp. - FON Group                                     167,078         2,743,421
Talk America Holdings, Inc.(1)                                42,372           488,125
Telefonos de Mexico ADR                                    3,000,000        99,090,000
Verizon Communications                                       954,938        33,499,225
WorldCom, Inc.(1)                                             98,634             1,302
WorldCom, Inc. - MCI Group(1)                                 42,805             2,097
--------------------------------------------------------------------------------------
                                                                       $   404,302,215
--------------------------------------------------------------------------------------

ELECTRIC UTILITIES -- 0.2%
Ameren Corp.                                                   5,000   $       230,000
American Electric Power, Inc.                                    960            29,290
Dominion Resources, Inc.                                      10,464           667,917
Exelon Corp.                                                 500,000        33,180,000
PG&E Corp.(1)                                                 47,705         1,324,768
TECO Energy, Inc.                                             35,511   $       511,714
TXU Corp.                                                    250,196         5,934,649
Wisconsin Energy Corp.                                         9,576           320,317
--------------------------------------------------------------------------------------
                                                                       $    42,198,655
--------------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT -- 0.6%
American Power Conversion Corp.                               36,671   $       896,606
Baldor Electric Co.                                          149,060         3,406,021
Emerson Electric Co.                                       1,309,555        84,793,686
Rockwell International Corp.                                 179,520         6,390,912
Thomas & Betts Corp.                                         114,600         2,623,194
--------------------------------------------------------------------------------------
                                                                       $    98,110,419
--------------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT AND INSTRUMENTS -- 0.9%
Agilent Technologies, Inc.(1)                                599,247   $    17,521,982
Arrow Electronics, Inc.(1)                                     8,750           202,475
Flextronics International Ltd.(1)                            282,653         4,194,571
Jabil Circuit, Inc.(1)                                     2,127,971        60,221,579
Molex, Inc., Class A                                         112,582         3,305,408
National Instruments Corp.                                   490,458        22,301,125
PerkinElmer, Inc.                                            300,081         5,122,383
Plexus Corp.(1)                                              209,946         3,604,773
Roper Industries, Inc.                                        23,122         1,138,990
Sanmina Corp.(1)                                           1,164,972        14,690,297
Solectron Corporation(1)                                   1,818,848        10,749,392
Waters Corp.(1)                                              165,841         5,499,288
X-Rite Incorporated                                          361,707         4,094,523
--------------------------------------------------------------------------------------
                                                                       $   152,646,786
--------------------------------------------------------------------------------------

ENERGY EQUIPMENT AND SERVICES -- 0.5%
Baker Hughes, Inc.                                           520,182   $    16,729,053
Core Laboratories N.V.(1)                                    109,787         1,832,345
Grant Prideco, Inc.(1)                                       124,234         1,617,527
Halliburton Company                                          481,502        12,519,052
National-Oilwell, Inc.(1)                                    686,929        15,359,732
Schlumberger Ltd.                                            484,178        26,494,220
Smith International, Inc.(1)                                 140,000         5,812,800
Transocean Sedco Forex, Inc.(1)                                6,315           151,623
--------------------------------------------------------------------------------------
                                                                       $    80,516,352
--------------------------------------------------------------------------------------

FOOD AND STAPLES RETAILING -- 2.3%
Albertson's, Inc.                                          1,172,238   $    26,551,191

                       SEE NOTES TO FINANCIAL STATEMENTS.

SECURITY                                             SHARES            VALUE
--------------------------------------------------------------------------------------
FOOD AND STAPLES RETAILING (CONTINUED)
Casey's General Stores, Inc.                                  91,201   $     1,610,610
Costco Wholesale Corp.(1)                                  1,220,435        45,375,773
CVS Corp.                                                    177,839         6,423,545
Kroger Co. (The)(1)                                        1,201,784        22,245,022
Safeway, Inc.(1)                                           1,270,912        27,845,682
Sysco Corp.                                                1,601,774        59,634,046
Sysco Corp.(2)(3)                                             32,036         1,190,911
Walgreen Co.                                                 665,292        24,203,323
Wal-Mart Stores, Inc.                                      3,674,877       194,952,225
Winn-Dixie Stores, Inc.                                      225,735         2,246,063
--------------------------------------------------------------------------------------
                                                                       $   412,278,391
--------------------------------------------------------------------------------------

FOOD PRODUCTS -- 2.3%
Archer-Daniels-Midland Co.                                   316,652   $     4,819,443
Campbell Soup Co.                                          1,243,047        33,313,660
Conagra Inc.                                               1,638,964        43,252,260
Dean Foods Co.(1)                                            504,216        16,573,580
Del Monte Foods, Co.(1)                                      103,109         1,072,334
General Mills, Inc.                                          286,539        12,980,217
Heinz (H.J.) Co.                                             298,859        10,887,433
Hershey Foods Corp.                                          244,744        18,842,841
JM Smucker Co.                                                19,265           872,512
Kellogg Co.                                                   69,795         2,657,794
Kraft Foods, Inc.                                                165             5,316
McCormick & Co., Inc.                                        219,798         6,615,920
Nestle SA                                                    200,000        49,969,679
Riviana Foods, Inc.                                          250,000         6,847,500
Sara Lee Corp.                                             2,601,502        56,478,608
Smithfield Foods, Inc.(1)                                  4,207,530        87,095,871
Tyson Foods, Inc.                                            315,272         4,174,201
Wrigley (Wm.) Jr. Company Class A                            933,873        52,493,001
--------------------------------------------------------------------------------------
                                                                       $   408,952,170
--------------------------------------------------------------------------------------

GAS UTILITIES -- 0.6%
Kinder Morgan, Inc.                                        1,781,672   $   105,296,815
--------------------------------------------------------------------------------------
                                                                       $   105,296,815
--------------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT AND SUPPLIES -- 1.4%
Advanced Medical Optics(1)                                     3,744   $        73,570
Bausch & Lomb, Inc.                                           29,250         1,518,075
Baxter International, Inc.                                   201,413         6,147,125
Becton & Dickinson and Co.                                    64,173   $     2,640,077
Biomet, Inc.                                                 411,340        14,976,889
Boston Scientific Corporation(1)                           1,083,970        39,846,737
Dentsply International, Inc.                                  11,325           511,550
Edwards Lifesciences Corp.(1)                                 15,420           463,834
Guidant Corp.                                                 54,692         3,292,458
Hillenbrand Industries, Inc.                                 638,072        39,598,748
Lumenis Ltd.(1)                                              100,000           135,000
Medtronic, Inc.                                            2,259,696       109,843,823
Millipore Corporation(1)                                      70,000         3,013,500
St. Jude Medical, Inc.(1)                                     10,014           614,359
Steris Corp.(1)                                               19,538           441,559
VISX, Inc.(1)                                                 50,000         1,157,500
Zimmer Holdings, Inc.(1)                                     251,155        17,681,312
--------------------------------------------------------------------------------------
                                                                       $   241,956,116
--------------------------------------------------------------------------------------

HEALTH CARE PROVIDERS AND SERVICES -- 2.0%
AmerisourceBergen Corp.                                      104,493   $     5,867,282
Andrx Group(1)                                               393,772         9,466,279
Beverly Enterprises, Inc.(1)                                 357,143         3,067,858
Cardinal Health, Inc.                                      1,837,836       112,402,050
Cigna Corp.                                                   11,836           680,570
Express Scripts, Inc.(1)                                      14,002           930,153
HCA Inc.                                                     253,450        10,888,212
Health Management Associates, Inc., Class A                1,036,833        24,883,992
IDX Systems Corp.(1)                                          60,000         1,609,200
IMS Health, Inc.                                             280,530         6,973,976
McKesson HBOC, Inc.                                          101,169         3,253,595
Medco Health Solutions, Inc.(1)                              131,480         4,469,005
Parexel International Corp.(1)                                35,000           569,100
Quest Diagnostics, Inc.                                        8,750           639,712
Renal Care Group, Inc.(1)                                    371,007        15,285,488
Schein (Henry), Corp.(1)                                   1,272,548        85,998,794
Service Corp. International(1)                               142,389           767,477
Stewart Enterprises, Inc.(1)                                 114,000           647,520
Sunrise Assisted Living, Inc.(1)                             144,000         5,578,560
Tenet Healthcare Corp.(1)                                      3,961            63,574
UnitedHealth Group, Inc.                                     184,976        10,761,904
ValueVentiv Health, Inc.(1)                                  160,833         1,471,622
Wellpoint Health Networks(1)                                 404,000        39,183,960
--------------------------------------------------------------------------------------
                                                                       $   345,459,883
--------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

SECURITY                                             SHARES            VALUE
--------------------------------------------------------------------------------------
HOTELS, RESTAURANTS AND LEISURE -- 1.6%
Brinker International, Inc.(1)                               459,469   $    15,235,992
Carnival Corporation                                         559,353        22,223,095
CBRL Group, Inc.                                              62,047         2,373,918
Darden Restaurants Inc.                                      184,714         3,886,383
Evans (Bob) Farms, Inc.                                       51,662         1,676,949
Gaylord Entertainment Co.(1)                                 428,482        12,790,188
International Game Technology                                400,000        14,280,000
International Speedway Corporation                           118,344         5,285,243
Jack in the Box, Inc.(1)                                     500,000        10,680,000
Lone Star Steakhouse & Saloon, Inc.                          145,981         3,383,840
Marriott International, Inc.                                 332,298        15,352,168
McDonald's Corp.                                           1,176,299        29,207,504
MGM Grand, Inc.(1)                                            94,445         3,552,076
Navigant International, Inc.(1)                               44,278           613,250
Outback Steakhouse, Inc.                                   1,641,207        72,557,761
Papa John's International, Inc.(1)                           199,488         6,658,909
Royal Caribbean Cruises Ltd.                                 500,000        17,395,000
Sonic Corp.(1)                                               106,510         3,261,336
Starbucks Corp.(1)                                         1,255,994        41,523,162
Yum! Brands, Inc.(1)                                         241,659         8,313,070
--------------------------------------------------------------------------------------
                                                                       $   290,249,844
--------------------------------------------------------------------------------------

HOUSEHOLD DURABLES -- 0.5%
Blyth Industries, Inc.                                       742,373   $    23,919,258
Department 56, Inc.(1)                                       255,162         3,342,622
Fortune Brands Inc.                                          142,143        10,161,803
Helen of Troy Ltd.(1)                                         20,000           463,000
Interface, Inc. Class A(1)                                    75,467           417,333
Leggett & Platt, Inc.                                      1,581,019        34,197,441
Maytag Corp.                                                  27,073           753,983
Newell Rubbermaid, Inc.                                      438,432         9,983,097
Snap-On, Inc.                                                 51,429         1,658,071
--------------------------------------------------------------------------------------
                                                                       $    84,896,608
--------------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS -- 1.8%
Clorox Co. (The)                                              53,688   $     2,607,089
Colgate-Palmolive Co.                                        676,711        33,869,386
Energizer Holdings(1)                                        168,981         6,346,926
Kimberly-Clark Corp.                                       1,535,512        90,733,404
Procter & Gamble Co.                                       1,877,616       187,536,286
--------------------------------------------------------------------------------------
                                                                       $   321,093,091
--------------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES -- 1.9%
3M Co.                                                       564,132   $    47,968,144
General Electric Co.                                       8,283,871       256,634,324
Teleflex, Inc.                                                47,559         2,298,526
Tyco International Ltd.                                    1,176,566        31,178,999
--------------------------------------------------------------------------------------
                                                                       $   338,079,993
--------------------------------------------------------------------------------------

INSURANCE -- 6.3%
21st Century Insurance Group                                  70,700   $       972,125
Aegon N.V. ADR                                             5,311,829        78,615,069
AFLAC Corp.                                                2,092,063        75,690,839
Allstate Corp. (The)                                         188,362         8,103,333
American International Group, Inc.                         5,434,795       360,218,213
AON Corp.                                                    826,887        19,795,675
Berkshire Hathaway, Inc., Class A(1)                             393        33,110,250
Berkshire Hathaway, Inc., Class B(1)                          40,126       112,954,690
Chubb Corporation                                              3,901           265,658
Commerce Group, Inc.                                         120,000         4,740,000
Delphi Financial Group Inc.                                    9,672           348,192
Gallagher (Arthur J.) and Co.                                991,627        32,217,961
Hartford Financial Services Group, Inc.                       11,800           696,554
Jefferson-Pilot Corp.                                        211,013        10,687,808
Kansas City Life Insurance Co.                                70,800         3,270,960
Lincoln National Corp.                                        52,903         2,135,694
Manulife Financial Corp.                                      74,958         2,421,143
Marsh & McLennan Cos., Inc.                                1,830,750        87,674,617
MetLife, Inc.                                              1,969,700        66,319,799
Old Republic International Corp.                             195,360         4,954,330
Progressive Corp.                                          1,855,100       155,067,809
Safeco Corp.                                                 177,122         6,895,359
St. Paul Companies, Inc. (The)                               325,275        12,897,154
Torchmark Corp.                                              440,119        20,043,019
Travelers Property Casualty - Class A                        196,364         3,294,988
Travelers Property Casualty - Class B                        403,442         6,846,411
UICI(1)                                                       43,597           578,968
UnumProvident Corp.                                           53,710           847,007
XL Capital Ltd., Class A                                      79,232         6,144,442
--------------------------------------------------------------------------------------
                                                                       $ 1,117,808,067
--------------------------------------------------------------------------------------

INTEGRATED TELECOMMUNICATION SERVICES -- 0.0%
McLeodUSA(1)                                                  35,538   $        52,596
--------------------------------------------------------------------------------------
                                                                       $        52,596
--------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

SECURITY                                             SHARES            VALUE
--------------------------------------------------------------------------------------
INTERNET AND CATALOG RETAIL -- 0.4%
eBay, Inc(1)(2)(3)                                           200,000   $    12,909,926
eBay, Inc.(1)                                                 89,632         5,789,331
eBay, Inc.(1)(2)(3)                                          318,000        20,534,485
InterActiveCorp.(1)                                          806,192        27,354,095
School Specialty Corp.(1)                                     49,197         1,673,190
--------------------------------------------------------------------------------------
                                                                       $    68,261,027
--------------------------------------------------------------------------------------

INTERNET SOFTWARE AND SERVICES -- 0.0%
Retek, Inc.(1)                                               150,348   $     1,395,229
--------------------------------------------------------------------------------------
                                                                       $     1,395,229
--------------------------------------------------------------------------------------

IT SERVICES -- 3.1%
Accenture Ltd.(1)                                          3,638,000   $    95,752,160
Acxiom Corp.(1)                                              647,804        12,029,720
Affiliated Computer Services(1)                              200,654        10,927,617
Automatic Data Processing, Inc.                            2,223,695        88,080,559
BISYS Group, Inc. (The)(1)                                   280,492         4,173,721
Ceridian Corp.(1)                                            166,750         3,491,745
Certegy, Inc.                                                 42,862         1,405,874
Computer Sciences Corp.(1)                                   388,302        17,174,597
Concord EFS, Inc.(1)                                         267,810         3,974,300
CSG Systems International, Inc.(1)                            41,116           513,539
DST Systems, Inc.(1)                                         391,034        16,329,580
eFunds Corp.(1)                                               17,645           306,141
Electronic Data Systems Corp.                                157,712         3,870,252
First Data Corp.                                           4,920,602       202,187,536
Gartner Group, Inc., Class A(1)                                4,811            54,412
Gartner Group, Inc., Class B(1)                               92,416         1,005,486
Keane, Inc.(1)                                                52,404           767,195
Paychex, Inc.                                              1,379,399        51,313,643
Perot Systems Corp.(1)                                       726,775         9,796,927
Safeguard Scientifics, Inc.(1)                                26,579           107,379
SunGard Data Systems, Inc.(1)                                822,160        22,782,054
--------------------------------------------------------------------------------------
                                                                       $   546,044,437
--------------------------------------------------------------------------------------

LEISURE EQUIPMENT AND PRODUCTS -- 0.0%
Eastman Kodak Co.                                            150,547   $     3,864,541
Mattel, Inc.                                                   9,739           187,671
--------------------------------------------------------------------------------------
                                                                       $     4,052,212
--------------------------------------------------------------------------------------

MACHINERY -- 3.0%
Caterpillar, Inc.                                             27,255   $     2,262,710
Danaher Corporation                                        2,015,985   $   184,966,624
Deere & Co.                                                3,450,000       224,422,500
Dionex Corp.(1)                                              139,750         6,431,295
Donaldson Company, Inc.                                       40,220         2,379,415
Dover Corp.                                                  375,527        14,927,198
Federal Signal Corp.                                         283,471         4,966,412
Illinois Tool Works, Inc.                                    756,502        63,478,083
ITT Industries, Inc.                                           4,214           312,721
Nordson Corporation                                          163,978         5,662,160
Parker-Hannifin Corporation                                   33,842         2,013,599
Tecumseh Products Co., Class A                               156,420         7,575,421
Wabtec                                                       232,061         3,954,319
--------------------------------------------------------------------------------------
                                                                       $   523,352,457
--------------------------------------------------------------------------------------

MEDIA -- 7.0%
ADVO, Inc.                                                   794,552   $    25,234,972
Belo (A.H.) Corp.                                            542,924        15,386,466
Cablevision Systems Corp.(1)                                 207,410         4,851,320
Catalina Marketing Corp.(1)                                   89,203         1,798,332
Clear Channel Communications, Inc.                           424,444        19,876,713
Comcast Corp. Class A(1)                                   4,466,124       146,801,496
Comcast Corp. Class A Special(1)                           2,280,622        71,337,856
Cox Communications, Inc., Class A(1)                       1,265,627        43,600,850
Disney (Walt) Company                                      6,250,933       145,834,267
EchoStar Communications, Class A(1)                           35,150         1,195,100
Entercom Communications Corp.(1)                             220,000        11,651,200
Gannett Co., Inc.                                          1,447,727       129,079,339
Havas Advertising, S.A. ADR                                3,142,938        18,417,617
Hughes Electronics Corp.(1)                                       24               397
Interpublic Group of Companies., Inc.(1)                   1,520,905        23,726,118
KnightRidder, Inc.                                            18,123         1,402,177
Lamar Advertising Co.(1)                                     243,271         9,078,874
Liberty Media Corp. Class A(1)                               965,499        11,479,783
Liberty Media Corp. Class B(1)                                32,876           453,689
MacClatchy Co. (The)                                          48,066         3,306,941
McGraw-Hill Companies, Inc. (The)                            246,964        17,267,723
Meredith Corp.                                               190,000         9,273,900
New York Times Co. (The), Class A                            282,204        13,486,529
News Corporation Ltd.                                         93,967         2,842,502
Omnicom Group, Inc.                                        2,334,382       203,861,580
Proquest Company(1)                                          115,000         3,386,750
Publicis Groupe SA                                           367,533        11,914,205
Reuters Holdings plc ADR                                       1,431            36,319

                       SEE NOTES TO FINANCIAL STATEMENTS.

SECURITY                                             SHARES            VALUE
--------------------------------------------------------------------------------------
MEDIA (CONTINUED)
Scripps (The E.W) Company                                     25,533   $     2,403,677
Time Warner Inc.(1)                                        3,754,241        67,538,796
Tribune Co.                                                1,501,683        77,486,843
Univision Communications, Inc.(1)                            917,233        36,404,978
Viacom, Inc., Class A                                         29,774         1,318,095
Viacom, Inc., Class B                                      1,383,821        61,413,976
Vivendi Universal S.A. ADR(1)                                490,725        11,914,803
Washington Post Co. (The)                                     14,970        11,847,258
Westwood One, Inc.(1)                                        122,400         4,187,304
WPP Group plc                                                139,450         1,369,256
WPP Group plc ADR                                            209,454        10,294,664
--------------------------------------------------------------------------------------
                                                                       $ 1,232,762,665
--------------------------------------------------------------------------------------

METALS AND MINING -- 0.2%
Alcoa, Inc.                                                  558,287   $    21,214,906
Allegheny Technologies, Inc.                                  21,408           283,014
Nucor Corp.                                                  221,462        12,401,872
Phelps Dodge Corp.(1)                                         14,862         1,130,850
Steel Dynamics, Inc.(1)                                      311,800         7,324,182
Worthington Industries, Inc.                                 147,466         2,658,812
--------------------------------------------------------------------------------------
                                                                       $    45,013,636
--------------------------------------------------------------------------------------

MULTILINE RETAIL -- 1.8%
99 Cents Only Stores(1)                                    1,142,232   $    31,102,977
Dollar General Corp.                                         101,456         2,129,561
Dollar Tree Stores, Inc.(1)                                  813,306        24,447,978
Family Dollar Stores, Inc.                                 2,618,411        93,948,587
Kohls Corp.(1)                                                    55             2,472
May Department Stores Co. (The)                              632,760        18,394,333
Nordstrom, Inc.                                               65,692         2,253,236
Penney (J.C.) Company, Inc.                                  529,169        13,906,561
Sears, Roebuck & Co.                                          16,950           771,055
Target Corp.                                               3,576,019       137,319,130
--------------------------------------------------------------------------------------
                                                                       $   324,275,890
--------------------------------------------------------------------------------------

MULTI-UTILITIES AND UNREGULATED POWER -- 0.1%
AES Corporation(1)                                            49,542   $       467,676
Duke Energy Corp.                                            419,154         8,571,699
Dynegy, Inc.(1)                                               63,525           271,887
El Paso Corp.                                                175,909         1,440,695
National Fuel Gas Co.                                          4,000            97,760
Williams Companies. Inc. (The)                               222,833   $     2,188,220
--------------------------------------------------------------------------------------
                                                                       $    13,037,937
--------------------------------------------------------------------------------------

OFFICE ELECTRONICS -- 0.0%
Ikon Office Solutions, Inc.                                   83,040   $       984,854
Xerox Corp.(1)                                                20,000           276,000
Zebra Technologies Corp., Class A(1)                           9,000           597,330
--------------------------------------------------------------------------------------
                                                                       $     1,858,184
--------------------------------------------------------------------------------------

OIL AND GAS -- 5.9%
Amerada Hess Corp.                                            18,947   $     1,007,412
Anadarko Petroleum Corp.                                   2,557,003       130,432,723
Apache Corporation                                         1,035,690        83,994,459
Ashland, Inc.                                                 85,716         3,776,647
BP plc ADR                                                 5,056,838       249,554,955
Burlington Resources, Inc.                                 2,130,802       118,003,815
ChevronTexaco Corporation                                    123,875        10,701,561
ConocoPhillips                                             1,790,067       117,374,693
Devon Energy Corp.                                           507,678        29,069,642
Exxon Mobil Corp.                                          5,811,941       238,289,581
Kerr - McGee Corp.                                           267,327        12,428,032
Marathon Oil Corp.                                             1,450            47,980
Murphy Oil Corporation                                        13,200           862,092
Newfield Exploration Company(1)                               60,000         2,672,400
Royal Dutch Petroleum Co.                                     96,661         5,064,070
Total Fina Elf SA ADR                                        400,000        37,004,000
Valero Energy Corp.                                           51,510         2,386,973
--------------------------------------------------------------------------------------
                                                                       $ 1,042,671,035
--------------------------------------------------------------------------------------

PAPER AND FOREST PRODUCTS -- 0.2%
Georgia-Pacific Corp.                                        647,002   $    19,843,551
International Paper Co.                                      232,175        10,009,064
Louisiana-Pacific Corp.(1)                                    70,750         1,265,010
MeadWestvaco Corp.                                            84,358         2,509,651
Weyerhaeuser Co.                                             119,608         7,654,912
--------------------------------------------------------------------------------------
                                                                       $    41,282,188
--------------------------------------------------------------------------------------

PERSONAL PRODUCTS -- 1.4%
Avon Products, Inc.                                          186,700   $    12,600,383
Gillette Company                                           3,929,412       144,327,303
Lauder (Estee) Companies, Inc.                             2,092,312        82,144,169
--------------------------------------------------------------------------------------
                                                                       $   239,071,855
--------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

SECURITY                                             SHARES            VALUE
--------------------------------------------------------------------------------------
PHARMACEUTICALS -- 7.0%
Abbott Laboratories                                        2,482,012   $   115,661,759
Allergan, Inc.                                                38,840         2,983,300
Bristol-Myers Squibb Company                               3,201,708        91,568,849
Elan Corp., PLC ADR(1)                                        31,838           219,364
Forest Laboratories, Inc.(1)                                 656,800        40,590,240
GlaxoSmithKline plc                                          433,759        20,221,845
Johnson & Johnson                                          2,917,570       150,721,666
King Pharmaceuticals, Inc.(1)                              1,481,117        22,601,845
Lilly (Eli) & Co.                                          3,173,638       223,201,961
Merck & Co., Inc.                                          1,611,471        74,449,960
Mylan Laboratories, Inc.                                      27,992           707,078
Novo Nordisk ADR                                             292,277        11,971,666
Pfizer, Inc.                                               7,799,066       275,541,002
Schering AG ADR                                               25,000         1,277,500
Schering-Plough Corp.                                      2,478,438        43,100,037
Sepracor, Inc.(1)                                              4,000            95,720
Teva Pharmaceutical Industries Ltd. ADR                    1,200,000        68,052,000
Watson Pharmaceuticals, Inc.(1)                              951,175        43,754,050
Wyeth Corp.                                                  974,196        41,354,620
--------------------------------------------------------------------------------------
                                                                       $ 1,228,074,462
--------------------------------------------------------------------------------------

REAL ESTATE -- 0.2%
AvalonBay Communities, Inc.                                   55,000   $     2,629,000
Catellus Development Corp.                                   441,282        10,643,722
Jones Lang Lasalle, Inc.(1)                                  154,567         3,204,174
Plum Creek Timber Co., Inc.                                  198,791         6,053,186
Trammell Crow Co.(1)                                         804,200        10,655,650
--------------------------------------------------------------------------------------
                                                                       $    33,185,732
--------------------------------------------------------------------------------------

ROAD AND RAIL -- 0.2%
ANC Rental Corporation(1)                                    459,525   $            46
Burlington Northern Santa Fe Corp.                           203,594         6,586,266
CSX Corporation                                               38,134         1,370,536
Florida East Coast Industries, Inc.                          121,978         4,037,472
Heartland Express, Inc.                                      435,436        10,533,197
Kansas City Southern Industries, Inc.(1)                      15,215           217,879
Norfolk Southern Corp.                                         3,990            94,364
Union Pacific Corp.                                           92,772         6,445,799
--------------------------------------------------------------------------------------
                                                                       $    29,285,559
--------------------------------------------------------------------------------------

SEMICONDUCTORS AND SEMICONDUCTOR
EQUIPMENT -- 2.6%
Agere Systems, Inc.(1)                                         6,495   $        19,810
Agere Systems, Inc., Class B(1)                              159,398           462,254
Altera Corp.(1)                                               66,116         1,500,833
Analog Devices, Inc.(1)                                      555,525        25,359,716
Applied Materials, Inc.(1)                                   418,392         9,392,900
Applied Materials, Inc.(1)(2)(3)                             543,250        12,183,767
Broadcom Corp.(1)                                            234,000         7,977,060
Conexant Systems, Inc.(1)                                    134,174           666,845
Cypress Semiconductor Corporation(1)                         152,742         3,262,569
Intel Corp.                                                9,103,378       293,128,772
KLA-Tencor Corp.(1)                                          108,382         6,358,772
KLA-Tencor Corp.(1)(2)(3)                                     50,000         2,929,100
Linear Technologies Corp.                                     87,760         3,692,063
LSI Logic Corporation(1)                                     132,810         1,178,025
Maxim Integrated Products Co.                                274,351        13,662,680
Mindspeed Technologies Inc.(1)                                44,724           306,359
Skyworks Solutions, Inc.(1)                                   98,685           858,560
Taiwan Semiconductor ADR(1)                                1,000,000        10,240,000
Teradyne, Inc.(1)                                             27,996           712,498
Texas Instruments, Inc.                                    1,970,330        57,888,295
Xilinx, Inc.(1)                                               68,518         2,654,387
--------------------------------------------------------------------------------------
                                                                       $   454,435,265
--------------------------------------------------------------------------------------

SOFTWARE -- 2.5%
Adobe Systems, Inc.                                          261,994   $    10,296,364
BMC Software, Inc.(1)                                         27,000           503,550
Cadence Design Systems, Inc.(1)                              900,000        16,182,000
Cognos, Inc.(1)                                               77,000         2,357,740
Computer Associates International, Inc.                       33,070           904,134
Compuware Corp.(1)                                           150,944           911,702
Fair, Isaac and Co., Inc.                                    707,571        34,784,190
Henry (Jack) & Associates                                    201,006         4,136,703
I2 Technologies, Inc.(1)                                     233,752           388,028
Intuit, Inc.(1)                                            1,108,389        58,644,862
Microsoft Corp.                                            9,489,802       261,349,147
Oracle Corp.(1)                                              737,178         9,730,750
PalmSource, Inc.(1)                                           20,208           440,332
Parametric Technology Corp.(1)                                94,600           372,724
PeopleSoft, Inc.(1)                                          300,680         6,855,504
Reynolds & Reynolds, Co.                                     451,043        13,102,799
Siebel Systems, Inc.(1)                                      816,061        11,318,766
Symantec Corporation(1)                                       30,450         1,055,093

                       SEE NOTES TO FINANCIAL STATEMENTS.

SECURITY                                             SHARES            VALUE
--------------------------------------------------------------------------------------
SOFTWARE (CONTINUED)
VERITAS Software Corp.(1)                                     43,942   $     1,632,885
Wind River Systems, Inc.(1)                                   91,910           805,132
--------------------------------------------------------------------------------------
                                                                       $   435,772,405
--------------------------------------------------------------------------------------

SPECIALTY RETAIL -- 2.2%
Abercrombie & Fitch Co.(1)                                    14,915   $       368,550
AutoNation, Inc.(1)                                        3,744,851        68,792,913
Best Buy Co., Inc.                                           313,610        16,382,986
Boise Cascade Corporation                                      2,192            72,029
Burlington Coat Factory Warehouse Corp.                      609,010        12,886,652
Carmax, Inc.(1)                                               67,797         2,096,961
Circuit City Stores, Inc.                                    216,000         2,188,080
Gap, Inc. (The)                                              541,012        12,556,889
Home Depot, Inc. (The)                                     3,469,933       123,147,922
Limited Brands, Inc.                                         813,017        14,658,697
Lowe's Companies                                             963,356        53,360,289
Office Depot, Inc.(1)                                        238,664         3,988,075
Payless Shoesource, Inc.(1)                                   23,100           309,540
Pep Boys - Manny, Moe & Jack (The)                            83,415         1,907,701
Pier 1 Imports, Inc.                                          44,982           983,307
RadioShack Corp.                                             677,904        20,798,095
Sherwin-Williams Co. (The)                                    80,569         2,798,967
Staples, Inc.(1)                                              92,500         2,525,250
Tiffany & Co.                                                 88,000         3,977,600
TJX Companies, Inc. (The)                                  2,016,834        44,471,190
Too, Inc.(1)                                                  38,284           646,234
--------------------------------------------------------------------------------------
                                                                       $   388,917,927
--------------------------------------------------------------------------------------

TEXTILES, APPAREL AND LUXURY GOODS -- 0.5%
Coach, Inc.(1)                                               365,720   $    13,805,930
Nike Inc., Class B                                         1,079,222        73,883,538
Unifi, Inc.(1)                                                42,921           276,840
--------------------------------------------------------------------------------------
                                                                       $    87,966,308
--------------------------------------------------------------------------------------

THRIFTS AND MORTGAGE FINANCE -- 0.8%
Countrywide Financial Corp.                                  133,333   $    10,113,308
Fannie Mae                                                   406,147        30,485,394
Freddie Mac                                                  135,586         7,907,376
Golden West Financial Corporation                             21,845         2,254,186
GreenPoint Financial Corp.                                 1,081,474        38,197,662
MGIC Investment Corp.                                         85,000         4,839,900
Radian Group, Inc.                                            30,800         1,501,500
Sovereign Bancorporation, Inc.                                23,766   $       564,443
Washington Mutual, Inc.                                    1,204,074        48,307,449
--------------------------------------------------------------------------------------
                                                                       $   144,171,218
--------------------------------------------------------------------------------------

TOBACCO -- 0.2%
Altria Group Inc.                                            593,732   $    32,310,895
UST, Inc.                                                        439            15,668
--------------------------------------------------------------------------------------
                                                                       $    32,326,563
--------------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES -- 0.1%
AT&T Wireless Services, Inc.(1)                            1,321,244   $    10,556,740
Nextel Communications, Inc., Class A(1)                       73,122         2,051,803
Sprint Corp. - PCS Group(1)                                   19,754           111,017
Telephone and Data Systems, Inc.                              70,844         4,431,292
Vodafone Group plc ADR                                       116,617         2,920,090
--------------------------------------------------------------------------------------
                                                                       $    20,070,942
--------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
   (IDENTIFIED COST $14,558,336,419)                                   $17,461,971,848
--------------------------------------------------------------------------------------

CONVERTIBLE PREFERRED STOCKS -- 0.0%

MULTI-UTILITIES AND UNREGULATED POWER -- 0.0%
Enron Corp.(1)(2)                                             11,050   $         8,448
--------------------------------------------------------------------------------------
                                                                       $         8,448
--------------------------------------------------------------------------------------
TOTAL CONVERTIBLE PREFERRED STOCKS
   (IDENTIFIED COST $4,500,777)                                        $         8,448
--------------------------------------------------------------------------------------

PREFERRED STOCKS -- 0.0%

COMMERCIAL BANKS -- 0.0%
Wachovia Corp. (Dividend
  Equalization Preferred Shares)(1)                          166,518   $           832
--------------------------------------------------------------------------------------
                                                                       $           832
--------------------------------------------------------------------------------------
TOTAL PREFERRED STOCKS
   (IDENTIFIED COST $39,407)                                           $           832
--------------------------------------------------------------------------------------

RIGHTS -- 0.0%

BANKS -- 0.0%
Bank United Corp. (Litigation
  Contingent Payment Rights)(1)                              102,072   $        12,249
--------------------------------------------------------------------------------------
                                                                       $        12,249
--------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

SECURITY                                             SHARES            VALUE
--------------------------------------------------------------------------------------
COMPUTERS AND BUSINESS EQUIPMENT -- 0.0%
Seagate Technology, Inc. (Tax Refund Rights)(1)(2)           197,392   $             0
--------------------------------------------------------------------------------------
                                                                       $             0
--------------------------------------------------------------------------------------

INTEGRATED TELECOMMUNICATION SERVICES -- 0.0%
McLeodUSA (Escrow Rights)(1)(2)                            1,592,200   $             0
--------------------------------------------------------------------------------------
                                                                       $             0
--------------------------------------------------------------------------------------
TOTAL RIGHTS
   (IDENTIFIED COST $50,596)                                           $        12,249
--------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS -- 0.3%

                                                     PRINCIPAL
                                                     AMOUNT
SECURITY                                             (000'S OMITTED)   VALUE
--------------------------------------------------------------------------------------
Investors Bank & Trust Company -
Time Deposit, 1.01%, 1/2/04                          $        47,415   $    47,415,330
--------------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
   (AT AMORTIZED COST, $47,415,330)                                    $    47,415,330
-------------------------------------------------------------------------------------

COMMERCIAL PAPER -- 0.4%

                                                     PRINCIPAL
                                                     AMOUNT
SECURITY                                             (000'S OMITTED)   VALUE
--------------------------------------------------------------------------------------
Old Line Funding Corp., 1.09%, 1/9/04                $        25,000   $    24,993,944
Transamerica Finance Corp., 1.07%, 1/9/04                     50,000        49,988,111
--------------------------------------------------------------------------------------
TOTAL COMMERCIAL PAPER
   (AT AMORTIZED COST, $74,982,055)                                    $    74,982,055
--------------------------------------------------------------------------------------

TOTAL INVESTMENTS -- 99.9%
   (IDENTIFIED COST $14,685,324,584)                                   $17,584,390,762
--------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- 0.1%                                 $    25,198,243
--------------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                                   $17,609,589,005
--------------------------------------------------------------------------------------

ADR - American Depositary Receipt
(1) Non-income producing security.
(2) Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
(3) Security restricted from resale for a period not exceeding two years. At December 31, 2003, the value of these securities totaled $49,748,189 or 0.3% of net assets.

                       SEE NOTES TO FINANCIAL STATEMENTS.

TAX-MANAGED GROWTH PORTFOLIO AS OF DECEMBER 31, 2003
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2003

ASSETS
Investments, at value
   (identified cost, $14,685,324,584)                                      $ 17,584,390,762
Cash                                                                                  5,669
Receivable for investments sold                                                   2,552,453
Dividends and interest receivable                                                22,326,200
Tax reclaim receivable                                                              578,423
-------------------------------------------------------------------------------------------
TOTAL ASSETS                                                               $ 17,609,853,507
-------------------------------------------------------------------------------------------

LIABILITIES
Payable to affiliate for Trustees' fees                                    $          8,252
Accrued expenses                                                                    256,250
-------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                          $        264,502
-------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS' INTEREST IN PORTFOLIO                  $ 17,609,589,005
-------------------------------------------------------------------------------------------

SOURCES OF NET ASSETS
Net proceeds from capital contributions and withdrawals                    $ 14,710,453,882
Net unrealized appreciation (computed on the basis of identified cost)        2,899,135,123
-------------------------------------------------------------------------------------------
TOTAL                                                                      $ 17,609,589,005
-------------------------------------------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED
DECEMBER 31, 2003

INVESTMENT INCOME
Dividends (net of foreign taxes, $2,599,762)                               $    229,304,460
Interest                                                                          3,621,452
-------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                    $    232,925,912
-------------------------------------------------------------------------------------------

EXPENSES
Investment adviser fee                                                     $     67,584,543
Trustees' fees and expenses                                                          30,403
Custodian fee                                                                     1,909,174
Legal and accounting services                                                        85,806
Miscellaneous                                                                       270,270
-------------------------------------------------------------------------------------------
TOTAL EXPENSES                                                             $     69,880,196
-------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                                                      $    163,045,716
-------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) --
   Investment transactions (identified cost basis)                         $     73,809,988
   Securities sold short                                                         (2,985,249)
   Foreign currency transactions                                                     85,031
-------------------------------------------------------------------------------------------
NET REALIZED GAIN                                                          $     70,909,770
-------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
   Investments (identified cost basis)                                     $  3,174,871,573
   Securities sold short                                                           (203,701)
   Foreign currency                                                                  41,238
-------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                       $  3,174,709,110
-------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN                                           $  3,245,618,880
-------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                                 $  3,408,664,596
-------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE)                                  YEAR ENDED           YEAR ENDED
IN NET ASSETS                                        DECEMBER 31, 2003    DECEMBER 31, 2002
-------------------------------------------------------------------------------------------
From operations --
   Net investment income                             $     163,045,716    $     139,150,041
   Net realized gain (loss)                                 70,909,770         (459,996,840)
   Net change in unrealized
      appreciation (depreciation)                        3,174,709,110       (3,312,547,564)
-------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN
   NET ASSETS FROM OPERATIONS                        $   3,408,664,596    $  (3,633,394,363)
-------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                                     $   1,351,483,956    $   2,786,165,872
   Withdrawals                                          (1,722,081,135)      (2,917,114,901)
-------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS
   FROM CAPITAL TRANSACTIONS                         $    (370,597,179)   $    (130,949,029)
-------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS                $   3,038,067,417    $  (3,764,343,392)
-------------------------------------------------------------------------------------------

NET ASSETS
At beginning of year                                 $  14,571,521,588    $  18,335,864,980
-------------------------------------------------------------------------------------------
AT END OF YEAR                                       $  17,609,589,005    $  14,571,521,588
-------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

SUPPLEMENTARY DATA

                                                                                           YEAR ENDED DECEMBER 31,
                                                        ----------------------------------------------------------------------
                                                            2003          2002           2001           2000         1999
                                                        ----------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Ratios (As a percentage of average daily net assets):
   Expenses                                                     0.45%         0.45%          0.45%          0.45%         0.46%
   Net investment income                                        1.05%         0.85%          0.64%          0.67%         0.72%
Portfolio Turnover                                                15%           23%            18%            13%           11%
------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(1)                                                23.88%       (19.52)%        (9.67)%           --            --
------------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S OMITTED)                 $ 17,609,589  $ 14,571,522   $ 18,335,865   $ 18,385,069  $ 15,114,649
------------------------------------------------------------------------------------------------------------------------------

(1) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS.

TAX-MANAGED GROWTH PORTFOLIO AS OF DECEMBER 31, 2003

NOTES TO FINANCIAL STATEMENTS

1  SIGNIFICANT ACCOUNTING POLICIES

   Tax-Managed Growth Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on December 1, 1995, seeks to provide long-term after-tax returns by investing in a diversified portfolio of equity securities. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At December 31, 2003, the Eaton Vance Tax-Managed Growth Fund 1.1 held an approximate 23.7% interest in the Portfolio and one other investor owned an interest greater than 10% that equaled 63.1%. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

   A INVESTMENT VALUATIONS -- Marketable securities, including options, that are listed on foreign or U.S. securities exchanges are valued at closing sale prices on the exchange where such securities are principally traded. Marketable securities listed in the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sale prices are not available are generally valued at the mean between the latest bid and asked prices. Futures positions on securities or currencies are generally valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates fair value. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Over-the-counter options are normally valued at the mean between the latest bid and asked price. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

   B INCOME TAXES -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of such taxable income. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains or losses, and any other items of income, gain, loss, deduction or credit.

   C FUTURES CONTRACTS -- Upon the entering of a financial futures contract, the Portfolio is required to deposit either in cash or securities an amount (initial margin) equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (margin maintenance) each day, dependent on daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed to hedge against anticipated future changes in the price of current or anticipated portfolio positions. Should prices move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

   D PUT OPTIONS -- Upon the purchase of a put option by the Portfolio, the premium paid is recorded as an asset in the Statement of Assets and Liabilities, the value of which is marked-to-market daily. When a purchased option expires, the Portfolio will realize a loss in the amount of the premium paid. When the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the premium paid. When the Portfolio exercises a put option, settlement is made in cash. The risk associated with purchasing options is limited to the premium originally paid.

   E SECURITIES SOLD SHORT -- The Portfolio may sell a security short if it owns at least an equal amount of the security sold short or another security exchangeable for an equal amount of the security sold short in anticipation of a decline in the market price of the securities or in order to hedge portfolio positions. The Portfolio will generally borrow the security sold in order to make delivery to the buyer. Upon executing the transaction, the Portfolio records the proceeds as deposits with brokers in the Statement of Assets and Liabilities and establishes an offsetting payable for securities sold short for the securities due on settlement. The proceeds are retained by the broker as collateral for the short position. The liability is marked-to-market and the Portfolio is required to pay the lending broker any dividend or interest income earned while the short position is open. A gain or loss is recorded when the security is delivered to the broker. The Portfolio may recognize a loss on the transaction if the market value of the securities sold increases before the securities are delivered.

   F FOREIGN CURRENCY TRANSLATION -- Investment valuations, other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

   G INDEMNIFICATIONS -- Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

   H OTHER -- Investment transactions are accounted for on a trade-date basis. Dividend income is recorded on the ex-dividend date. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Interest income is recorded on the accrual basis.

   I USE OF ESTIMATES -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2  INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. Under the advisory agreement, BMR receives a monthly advisory fee in the amount of 0.625% annually of average daily net assets of the Portfolio up to $500,000,000 and at reduced rates as daily net assets exceed that level. For the year ended December 31, 2003, the advisory fee was 0.44% of the Portfolio's average daily net assets. Except for Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Trustees of the Portfolio who are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees' Deferred Compensation Plan. For the year ended December 31, 2003, no significant amounts have been deferred.

   Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  INVESTMENT TRANSACTIONS

   For the year ended December 31, 2003, purchases and sales of investments, other than short-term obligations, aggregated $2,315,531,044 and $2,601,576,258, respectively. In addition, investments having an aggregate market value of $701,210,532 at dates of withdrawal were distributed in payment for capital withdrawals. During the year ended December 31, 2003, investors contributed securities with a value of $789,740,742.

4  FEDERAL INCOME TAX BASIS OF UNREALIZED APPRECIATION (DEPRECIATION)

   The cost and unrealized appreciation (depreciation) in value of the investments owned at December 31, 2003 as computed on a federal income tax basis, were as follows:

   AGGREGATE COST                    $  5,191,822,303
   --------------------------------------------------
   Gross unrealized appreciation     $ 12,396,006,523
   Gross unrealized depreciation           (3,438,064)
   --------------------------------------------------

   NET UNREALIZED APPRECIATION       $ 12,392,568,459
   --------------------------------------------------

5  FINANCIAL INSTRUMENTS

   The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes.

   The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. The Portfolio did not have any open obligations under these financial instruments at December 31, 2003.

6  LINE OF CREDIT

   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the year ended December 31, 2003.

7  RESTRICTED SECURITIES

   At December 31, 2003, the Portfolio owned the following securities (representing 0.3% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933. The securities are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

                            DATE OF
   DESCRIPTION              ACQUISITION     SHARES           COST             FAIR VALUE
   -----------------------------------------------------------------------------------------
   Applied Materials, Inc.     12/17/03     543,250    $    11,575,935    $       12,183,767
   eBay, Inc                    5/13/03     200,000          9,466,769            12,909,926
   eBay, Inc.                   2/19/03     318,000         12,143,667            20,534,485
   KLA-Tencor Corp.            12/17/03      50,000          2,744,377             2,929,100
   Sysco Corp.                 12/17/03      32,036          1,157,644             1,190,911
   -----------------------------------------------------------------------------------------
                                                       $    37,088,392    $     49,748,18934
   -----------------------------------------------------------------------------------------

TAX-MANAGED GROWTH PORTFOLIO AS OF DECEMBER 31, 2003
INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES AND INVESTORS
OF TAX-MANAGED GROWTH PORTFOLIO:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Tax-Managed Growth Portfolio (the Portfolio) as of December 31, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for the two years in the period then ended and the supplementary data for each of the five years ended in the period then ended. These financial statements and supplementary data are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and supplementary data present fairly, in all material respects, the financial position of Tax-Managed Growth Portfolio at December 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its supplementary data for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.


DELOITTE & TOUCHE LLP
Boston, Massachusetts
February 20, 2004

EATON VANCE TAX-MANAGED GROWTH FUND 1.1 AS OF DECEMBER 31, 2003
MANAGEMENT AND ORGANIZATION

FUND MANAGEMENT. The Trustees of Eaton Vance Mutual Funds Trust (the Trust) and Tax-Managed Growth Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust's and Portfolio's affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The "noninterested Trustees" consist of those Trustees who are not "interested persons" of the Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer is the Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. As used below, "EVC" refers to Eaton Vance Corporation, "EV" refers to Eaton Vance, Inc., "EVM" refers to Eaton Vance Management, "BMR" refers to Boston Management and Research and "EVD" refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund's principal underwriter, the Portfolio's placement agent and a wholly-owned subsidiary of EVM.

                         POSITION(S)         TERM OF                                    NUMBER OF PORTFOLIOS
                          WITH THE         OFFICE AND                                     IN FUND COMPLEX
   NAME AND              TRUST AND          LENGTH OF        PRINCIPAL OCCUPATION(S)        OVERSEEN BY               OTHER
 DATE OF BIRTH         THE PORTFOLIOS       SERVICE          DURING PAST FIVE YEARS          TRUSTEE(1)         DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE(S)

Jessica M. Bibliowicz     Trustee          Since 1998       Chairman, President and            193                   None
11/28/59                                                    Chief Executive Officer of
                                                            National Financial
                                                            Partners (financial
                                                            services company) (since
                                                            April 1999). President and
                                                            Chief Operating Officer of
                                                            John A. Levin & Co.
                                                            (registered investment
                                                            adviser) (July 1997 to
                                                            April 1999) and a Director
                                                            of Baker, Fentress &
                                                            Company which owns John A.
                                                            Levin & Co. (July 1997 to
                                                            April 1999). Ms. Bibliowicz
                                                            is an interested person
                                                            because of her affiliation
                                                            with a brokerage firm.

James B. Hawkes           Trustee        Trustee of the     Chairman, President and            195               Director of EVC
11/9/41                                 Trust since 1991;   Chief Executive Officer of
                                        of the Portfolio    BMR, EVC, EVM and EV;
                                          since 1997        Director of EV; Vice
                                                            President and Director of
                                                            EVD. Trustee and/or
                                                            officer of 195 registered
                                                            investment companies in
                                                            the Eaton Vance Fund
                                                            Complex. Mr. Hawkes is an
                                                            interested person because
                                                            of his positions with BMR,
                                                            EVM, EVC and EV, which are
                                                            affiliates of the Trust
                                                            and the Portfolio.

NONINTERESTED TRUSTEE(S)

Samuel L. Hayes, III      Trustee        Trustee of the     Jacob H. Schiff Professor          195             Director of Tiffany
2/23/35                                 Trust since 1986;   of Investment Banking                               & Co. (specialty
                                        of the Portfolio    Emeritus, Harvard                                    retailer) and
                                          since 1995        University Graduate School                            Telect, Inc.
                                                            of Business                                         (telecommunication
                                                            Administration.                                      services company)

Norton H. Reamer          Trustee        Trustee of the     President, Chief Executive         195                   None
9/21/35                                 Trust since 1986;   Officer and a Director of
                                        of the Portfolio    Asset Management Finance
                                          since 1995        Corp. (a specialty finance
                                                            company serving the
                                                            investment management
                                                            industry) (since October
                                                            2003). President, Unicorn
                                                            Corporation (an investment
                                                            and financial advisory
                                                            services company) (since
                                                            September 2000). Formerly,
                                                            Chairman, Hellman, Jordan
                                                            Management Co., Inc. (an
                                                            investment management
                                                            company) (2000-2003).
                                                            Formerly, Advisory
                                                            Director of Berkshire
                                                            Capital Corporation
                                                            (investment banking firm)
                                                            (2002-2003). Formerly,
                                                            Chairman of the Board,
                                                            United Asset Management
                                                            Corporation (a holding
                                                            company owning
                                                            institutional investment
                                                            management firms) and
                                                            Chairman, President and
                                                            Director, UAM Funds
                                                            (mutual funds)
                                                            (1980-2000).

                         POSITION(S)         TERM OF                                    NUMBER OF PORTFOLIOS
                          WITH THE         OFFICE AND                                     IN FUND COMPLEX
   NAME AND              TRUST AND          LENGTH OF        PRINCIPAL OCCUPATION(S)        OVERSEEN BY               OTHER
 DATE OF BIRTH         THE PORTFOLIOS       SERVICE          DURING PAST FIVE YEARS          TRUSTEE(1)         DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
NONINTERESTED TRUSTEE(S) (CONTINUED)

Lynn A. Stout             Trustee        Trustee of the     Professor of Law,                  195                   None
9/14/57                                 Trust since 1998;   University of California
                                        of the Portfolio    at Los Angeles School of
                                          since 2003        Law (since July 2001).
                                                            Formerly, Professor of
                                                            Law, Georgetown University
                                                            Law Center.

William H. Park           Trustee          Since 2003       President and Chief                192                   None
9/19/47                                                     Executive Officer, Prizm
                                                            Capital Management, LLC
                                                            (investment management
                                                            firm) (since 2002).
                                                            Executive Vice President
                                                            and Chief Financial
                                                            Officer, United Asset
                                                            Management Corporation (a
                                                            holding company owning
                                                            institutional investment
                                                            management firms)
                                                            (1982-2001).

Ronald A. Pearlman        Trustee          Since 2003       Professor of Law,                  192                   None
7/10/40                                                     Georgetown University Law
                                                            Center (since 1999). Tax
                                                            Partner, Covington &
                                                            Burling, Washington, DC
                                                            (1991-2000).

                                   POSITION(S)                 TERM OF
                                    WITH THE                 OFFICE AND
  NAME AND                         TRUST AND                  LENGTH OF                         PRINCIPAL OCCUPATION(S)
DATE OF BIRTH                    THE PORTFOLIOS                SERVICE                          DURING PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

William H. Ahern, Jr.
7/28/59                  Vice President of the Trust         Since 1995         Vice President of EVM and BMR. Officer of 35
                                                                                registered investment companies managed by EVM or
                                                                                BMR.

Thomas E. Faust Jr.      President of the Trust; Vice        Since 2002         Executive Vice President of EVM, BMR, EVC and EV;
5/31/58                   President of the Portfolio                            Chief Investment Officer of EVM and BMR and Director
                                                                                of EVC. Chief Executive Officer of Belair Capital
                                                                                Fund LLC, Belcrest Capital Fund LLC, Belmar Capital
                                                                                Fund LLC, Belport Capital Fund LLC and Belrose
                                                                                Capital Fund LLC (private investment companies
                                                                                sponsored by EVM). Officer of 54 registered
                                                                                investment companies managed by EVM or BMR.

Thomas J. Fetter         Vice President of the Trust         Since 1997         Vice President of EVM and BMR. Officer of 127
8/20/43                                                                         registered investment companies managed by EVM or
                                                                                BMR.

Michael R. Mach          Vice President of the Trust         Since 1999         Vice President of EVM and BMR. Previously, Managing
7/15/47                                                                         Director and Senior Analyst for Robertson Stephens
                                                                                (1998-1999). Officer of 26 registered investment
                                                                                companies managed by EVM or BMR.

Robert MacIntosh         Vice President of the Trust         Since 1998         Vice President of EVM and BMR. Officer of 127
1/22/57                                                                         registered investment companies managed by EVM or
                                                                                BMR.

Cliff Quisenberry        Vice President of the Trust         Since 2003         Vice President and Global Portfolio Manager of
1/1/65                                                                          Parametric Portfolio Associates ("Parametric").
                                                                                Officer of 23 registered investment companies
                                                                                managed by EVM or BMR.

Duncan W. Richardson     Vice President of the Trust;     Vice President of     Senior Vice President and Chief Equity Investment
10/26/57                  President of the Portfolio       the Trust since      Officer of EVM and BMR. Officer of 42 registered
                                                         2001; President of     investment companies managed by EVM or BMR.
                                                         the Portfolio since
                                                                2002

Walter A. Row, III       Vice President of the Trust         Since 2001         Director of Equity Reserch and a Vice President
7/20/57                                                                         of EVM and BMR. Officer of 22 registered
                                                                                investment companies managed by EVM or BMR.

Judith A. Saryan         Vice President of the Trust         Since 2003         Vice President of EVM and BMR. Previously,
8/21/54                                                                         Portfolio Manager and Equity Analyst for State
                                                                                Street Global Advisors (1980-1999). Officer of 25
                                                                                registered investment companies managed by EVM or
                                                                                BMR.

Susan Schiff             Vice President of the Trust         Since 2002         Vice President of EVM and BMR. Officer of 26
3/13/61                                                                         registered investment companies managed by EVM or
                                                                                BMR.

                                   POSITION(S)                 TERM OF
                                    WITH THE                 OFFICE AND
  NAME AND                         TRUST AND                  LENGTH OF                         PRINCIPAL OCCUPATION(S)
DATE OF BIRTH                    THE PORTFOLIOS                SERVICE                          DURING PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OFFICERS WHO ARE
NOT TRUSTEES (CONTINUED)

Alan R. Dynner                    Secretary                  Since 1997         Vice President, Secretary and Chief Legal Officer
10/10/40                                                                        of BMR, EVM, EVD, EV and EVC. Officer of 195
                                                                                registered investment companies managed by EVM or
                                                                                BMR.

Michelle A. Alexander     Treasurer of the Portfolio        Since 2002(2)       Vice President of EVM and BMR. Chief Financial
8/25/69                                                                         Officer of Belair Capital Fund LLC, Belcrest
                                                                                Capital Fund LLC, Belmar Capital Fund LLC,
                                                                                Belport Capital Fund LLC and Belrose Capital Fund
                                                                                LLC (private investment companies sponsored by
                                                                                EVM). Officer of 85 registered investment
                                                                                companies managed by EVM or BMR.

James L. O'Connor           Treasurer of the Trust           Since 1989         Vice President of BMR, EVM and EVD. Officer of
4/1/45                                                                          116 registered investment companies managed by
                                                                                EVM or BMR.

(1)  Includes both master and feeder funds in a master-feeder structure.
(2) Prior to 2002, Ms. Alexander served as Assistant Treasurer of the Portfolio since 1998.

The SAI for the Fund includes additional information about the Trustee and officers of the Fund and the Portfolio and can be obtained without charge calling 1-800-225-6265.

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

                       This Page Intentionally Left Blank

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

               INVESTMENT ADVISER OF TAX-MANAGED GROWTH PORTFOLIO
                         BOSTON MANAGEMENT AND RESEARCH
                            The Eaton Vance Building
                                255 State Street
                                Boston, MA 02109


            ADMINISTRATOR OF EATON VANCE TAX-MANAGED GROWTH FUND 1.1
                             EATON VANCE MANAGEMENT
                            The Eaton Vance Building
                                255 State Street
                                Boston, MA 02109


                              PRINCIPAL UNDERWRITER
                         EATON VANCE DISTRIBUTORS, INC.
                            The Eaton Vance Building
                                255 State Street
                                Boston, MA 02109
                                 (617) 482-8260


                                    CUSTODIAN
                         INVESTORS BANK & TRUST COMPANY
                              200 Clarendon Street
                                Boston, MA 02116


                                 TRANSFER AGENT
                                    PFPC INC.
                             Attn: Eaton Vance Funds
                                  P.O. Box 9653
                            Providence, RI 02940-9653
                                 (800) 262-1122

                              INDEPENDENT AUDITORS
                              DELOITTE & TOUCHE LLP
                               200 Berkeley Street
                              Boston, MA 02116-5022


                     EATON VANCE TAX-MANAGED GROWTH FUND 1.1
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                BOSTON, MA 02109

    This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its sales charges and expenses. Please read the prospectus carefully before you invest or send money.

1096-2/04                                                              TGSRC1.1

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (a fixed income investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the president, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company). Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a)-(d)

The following table presents aggregate fees billed to the registrant for the fiscal years ended December 31, 2002, and 2003 by the registrant's principal accountant for professional services rendered for the audit of the registrant's annual financial statements and fees billed for other services rendered by the principal accountant during those periods.

YEARS ENDED DECEMBER 31,                     2003             2002
------------------------------------------------------------------
Audit Fees                           $     11,845     $     10,990

Audit-Related Fees(1)                           0                0

Tax Fees(2)                                 5,200            5,100

All Other Fees(3)                               0                0
                                     -----------------------------

Total                                $     17,045     $     16,090
                                     =============================

(1) Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under the category of audit fees.

(2) Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters

(3) All other fees consist of the aggregate fees billed for products and services provided by the registrant's principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant's audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant's principal accountant (the "Pre-Approval Policies"). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies
(i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant's audit committee at least annually. The registrant's audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant's principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant's audit committee pursuant to the "de minimis exception" set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) Aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed by the registrant's principal accountant for services rendered to the registrant for each of the registrant's last two fiscal years (2002 and 2003) were $5,100 and $5,200, respectively. Aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed by the registrant's principal accountant for services rendered to the Eaton Vance organization (which includes the registrant's investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant) for each of the registrant's last two fiscal years (2002 and 2003) were $ 336,546 and $458,168, respectively.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Required in Filing.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Required in Filing.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS

(a) and (b) Exhibit is attached to Filing.

(c) Exhibit is attached to Filing.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EATON VANCE MUTUAL FUNDS TRUST (ON BEHALF OF EATON VANCE TAX-MANAGED GROWTH FUND 1.1)


By:     /S/ Thomas E. Faust Jr.
        -----------------------
        Thomas E. Faust Jr.
        President


Date:   February 20, 2004
        -----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /S/ James L. O'Connor
        ---------------------
        James L. O'Connor
        Treasurer


Date:   February 20, 2004
        -----------------


By:     /S/ Thomas E. Faust Jr.
        -----------------------
        Thomas E. Faust Jr.
        President


Date:   February 20, 2004
        -----------------